UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES



Investment Company Act file number: 811-2429

Exact name of registrant as specified in charter:  USAA MUTUAL FUND,INC.

Address of principal executive offices and zip code: 9800 FREDERICKSBURG ROAD
                                                     SAN ANTONIO, TX  78288

Name and address of agent for service:               EILEEN M. SMILEY
                                                     USAA MUTUAL FUND, INC.
                                                     9800 FREDERICKSBURG ROAD
                                                     SAN ANTONIO, TX  78288

Registrant's telephone number, including area code:  (210) 498-4103

Date of fiscal year end:   JULY 31

Date of reporting period:  JULY 31, 2005




ITEM 1. REPORT TO STOCKHOLDERS.
USAA MONEY MARKET FUND - ANNUAL REPORT FOR PERIOD ENDING JULY 31, 2005



[LOGO OF USAA]
   USAA(R)

                           USAA MONEY
                                  MARKET Fund

                                         [GRAPHIC OF USAA MONEY MARKET FUND]

     A n n u a l   R e p o r t

--------------------------------------------------------------------------------
     JULY 31, 2005

Table of CONTENTS
--------------------------------------------------------------------------------

MESSAGE FROM THE PRESIDENT                                                   2

MANAGER'S COMMENTARY                                                         4

INVESTMENT OVERVIEW                                                          6

FINANCIAL INFORMATION

    Report of Independent Registered Public Accounting Firm                 10

    Portfolio of Investments                                                11

    Notes to Portfolio of Investments                                       29

    Financial Statements                                                    31

    Notes to Financial Statements                                           34

EXPENSE EXAMPLE                                                             42

ADVISORY AGREEMENT                                                          44

DIRECTORS' AND OFFICERS' INFORMATION                                        50

THIS REPORT IS FOR THE INFORMATION OF THE SHAREHOLDERS AND OTHERS WHO HAVE RECEIVED A COPY OF THE CURRENTLY EFFECTIVE PROSPECTUS OF THE FUND, MANAGED BY USAA INVESTMENT MANAGEMENT COMPANY. IT MAY BE USED AS SALES LITERATURE ONLY WHEN PRECEDED OR ACCOMPANIED BY A CURRENT PROSPECTUS, WHICH PROVIDES FURTHER DETAILS ABOUT THE FUND.

(C)2005, USAA. All rights reserved.

2

 M E S S A G E
==============------------------------------------------------------------------
               from the PRESIDENT

                                                            "

                                         THESE ARE CHALLENGING MARKET CONDITIONS
                                         TO NAVIGATE, BUT REST ASSURED THAT YOUR
[PHOTO OF CHRISTOPHER W. CLAUS]            PORTFOLIO MANAGEMENT TEAM CONTINUES
                                               TO WORK HARD ON YOUR BEHALF.

                                                            "

                                                                    August 2005
--------------------------------------------------------------------------------

                 The U.S. economy remains on solid footing. In fact, it continues to grow even as oil prices rise - to more than $70 per barrel at the time of this writing. Although the economy still has a dependency on oil, it is more resilient and diversified than it was during the energy crisis of the 1970s and early 1980s.

                 A growing economy means that the Federal Reserve Board (the
                 Fed) is likely to keep raising short-term interest rates through the end of 2005. In fact, we believe the Fed has targeted 4% to 4.25%, which is good news for money market fund investors because money market fund yields increase every time the Fed raises rates.

                 When it comes to longer-term rates (which are not directly controlled by the Fed), we remain cautious - but not bearish. We do not believe that 10-year Treasury yields of 4% adequately reflect the potential risk of rising inflation. Moreover, we think the Fed is encouraging longer-term rates to rise, albeit in a controlled manner.

                 Eventually, we expect to see a pickup in inflation and a gradual increase in longer rates. To position ourselves, we have reduced the duration of our bond portfolios and are limiting their exposure to rate-sensitive sectors. Although rates are not likely to spike, investors would be well-advised to adopt a long-term perspective. As interest rates rise, so do yields. And over time, the great majority of a bond investor's total return comes from yield, not changes in bond prices.

 . . . C O N T I N U E D
========================--------------------------------------------------------

                 Meanwhile, the stock market has endured even in the face of mounting oil prices and 10 rate increases by the Fed. Although it is stuck in a trading range, the stock market has been buoyed by second-quarter earnings that were generally in line with or above expectations and U.S. gross domestic product
                 (GDP) growth that has been stronger than anticipated.

                 We believe that the 2003 bull market is still intact and offers additional upside. At the same time, we recognize that equity valuations are expensive versus historical averages, which could mean that the bull market is in its later stages. When yields on longer-term bonds creep up to near 5%, the risk/reward conditions will definitely be less favorable for stocks. Investors are likely to re-think equity valuations and send stock prices lower to more appropriate levels.

                 These are challenging market conditions to navigate, but rest assured that your portfolio management team continues to work hard on your behalf. From all of us at USAA, thank you for your business and the opportunity to serve your investment needs.

                 Sincerely,

                 /S/ CHRISTOPHER W. CLAUS

                 Christopher W. Claus
                 President and Vice Chairman of the Board

                 CONSIDER THE INVESTMENT OBJECTIVES, RISKS, CHARGES, AND EXPENSES OF THE USAA MUTUAL FUNDS CAREFULLY BEFORE INVESTING. CONTACT US FOR A PROSPECTUS CONTAINING THIS AND OTHER INFORMATION ABOUT THE FUNDS FROM USAA INVESTMENT MANAGEMENT COMPANY, DISTRIBUTOR (USAA). READ IT CAREFULLY BEFORE INVESTING.

                 AN INVESTMENT IN A MONEY MARKET FUND IS NOT INSURED OR GUARANTEED BY THE FDIC OR ANY OTHER GOVERNMENT AGENCY. ALTHOUGH THE FUND SEEKS TO PRESERVE THE VALUE OF YOUR INVESTMENT AT $1.00 PER SHARE, IT IS POSSIBLE TO LOSE MONEY BY INVESTING IN THE FUND.

                 AS INTEREST RATES RISE, EXISTING BOND PRICES FALL.

                 PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.

4

 M A N A G E R ' S
==================--------------------------------------------------------------
                   COMMENTARY on the Fund

[PHOTO OF PAMELA BLEDSOE NOBLE]    PAMELA BLEDSOE NOBLE, CFA
                                      USAA Investment Management Company

--------------------------------------------------------------------------------

HOW DID THE FUND PERFORM?

                 The seven-day yield on your USAA Money Market Fund increased from 0.85% on July 31, 2004, to 2.85% on July 31, 2005. The total return for the same period was 1.94%, compared to an average of 1.60% for all money market funds ranked by iMoneyNet, Inc. According to iMoneyNet, Inc., the Fund ranked in the top 13% of similar retail money market funds for the 12-month period ended July 31, 2005.

WHAT WERE THE RELEVANT MARKET CONDITIONS DURING THE PERIOD?

                 What a difference a year makes. Since June 2004, the Federal Reserve Board (the Fed) has increased the federal funds rate (the rate banks charge for overnight loans) 10 times from the historical low of 1.00% to 3.50% (as of August 9, 2005). With the U.S. economy on a stable path, the Fed has been able to remove monetary stimulus at a measured pace while it moves toward a "neutral" level. Depending on employment growth and inflation, I expect that neutral level to be between 4% and 5%.

WHAT WERE YOUR STRATEGIES IN THIS ENVIRONMENT?

                 In advance of each scheduled meeting of the Fed, I positioned the Fund to maximize the benefits of the expected interest-rate increase. In addition to increasing our holdings of variable-rate demand notes (VRDNs), I purchased commercial paper and

                 PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.

                 REFER TO PAGE 7 FOR THE IMONEYNET, INC. DEFINITION.

 . . . C O N T I N U E D
========================--------------------------------------------------------

                 certificates of deposit with maturities of one to three months. VRDNs allow us to react more quickly to changes in short-term interest rates, because they reset daily or weekly. Anticipating further rate increases, I have gradually shortened the portfolio's weighted average maturity from 39 days at the end of July 2004, to 23 days at the end of July 2005.

WHAT IS THE OUTLOOK?

                 The U.S. economy continues to gain strength and requires less monetary stimulus from the Fed. Consequently, the Fed is expected to maintain its pattern of measured rate increases through the end of 2005. Although some analysts are concerned about the high price of oil, I believe it has helped the Fed by slowing economic growth. If oil prices stabilize, the Fed may need to raise rates higher and, possibly, at a faster rate than 25 basis points per meeting. I will monitor preparations for the "changing of the guard" at the Fed as the White House seeks a replacement for Chairman Alan Greenspan by the time his term expires in January 2006.

                 In the months ahead, I believe money market investors can look forward to higher yields. Your Fund is well-positioned to take advantage of higher short-term rates and will continue to look for opportunities in the market that add value. As always, money market funds remain a prudent part of a diversified investment portfolio because, in addition to flexibility and liquidity, they help investors offset potential volatility in their equity and fixed-income holdings.

                 Thank you, the Fund's shareholders, for your confidence and support.

6

 I N V E S T M E N T
====================------------------------------------------------------------
                     OVERVIEW

USAA MONEY MARKET FUND

OBJECTIVE
--------------------------------------------------------------------------------

                 Highest income consistent with preservation of capital and the maintenance of liquidity.

TYPES OF INVESTMENTS
--------------------------------------------------------------------------------

                 Invests principally in high-quality, U.S. dollar-denominated, short-term debt instruments that present minimal credit risk and comply with strict Securities and Exchange Commission
                 (SEC) guidelines applicable to money market funds.

--------------------------------------------------------------------------------
                                      7/31/05                  7/31/04
--------------------------------------------------------------------------------
Net Assets                         $2,960.0 Million        $3,019.7 Million
Net Asset Value Per Share               $1.00                   $1.00

--------------------------------------------------------------------------------
          AVERAGE ANNUAL TOTAL RETURNS AND 7-DAY YIELD AS OF 7/31/05
--------------------------------------------------------------------------------

1 YEAR                5 YEARS               10 YEARS            7-DAY YIELD
1.94%                  2.25%                  3.79%                2.85%

                 The performance data quoted represents past performance and is no guarantee of future results. Current performance may be higher or lower than the performance data quoted. For performance data current to the most recent month-end, visit usaa.com.

                 An investment in a money market fund is not insured or guaranteed by the FDIC or any other government agency. Although the Fund seeks to preserve the value of your investment at $1 per share, it is possible to lose money by investing in the Fund.

                 TOTAL RETURN EQUALS INCOME RETURN AND ASSUMES REINVESTMENT OF ALL NET INVESTMENT INCOME AND REALIZED CAPITAL GAIN DISTRIBUTIONS. THE TOTAL RETURNS QUOTED DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES. YIELDS AND RETURNS FLUCTUATE. THE SEVEN-DAY YIELD QUOTATION MORE CLOSELY REFLECTS CURRENT EARNINGS OF THE FUND THAN THE TOTAL RETURN QUOTATION.

 . . . C O N T I N U E D
========================--------------------------------------------------------

                             7-DAY YIELD COMPARISON

                        [CHART OF 7-DAY YIELD COMPARISON]

                         USAA MONEY MARKET FUND               iMONEYNET AVERAGE
                         ----------------------               -----------------
 7/27/2004                      0.84%                              0.58%
 8/31/2004                      1.06                               0.75
 9/28/2004                      1.24                               0.90
10/26/2004                      1.32                               0.99
11/30/2004                      1.55                               1.19
12/28/2004                      1.78                               1.40
 1/25/2005                      1.86                               1.50
 2/22/2005                      2.03                               1.68
 3/29/2005                      2.23                               1.90
 4/26/2005                      2.39                               2.04
 5/31/2005                      2.54                               2.24
 6/28/2005                      2.72                               2.34
 7/26/2005                      2.83                               2.50

                                 [END CHART]

                 DATA REPRESENT THE LAST TUESDAY OF EACH MONTH. ENDING DATE 7/26/05.

                 The Graph Tracks the Usaa Money Market Fund's seven-day Yield against imoneynet, Inc. Money Fund Averages(tm)/First Tier, an average of first-tier major money market fund yields.

8

 . . . C O N T I N U E D
========================--------------------------------------------------------
                         OVERVIEW

     CUMULATIVE PERFORMANCE OF $10,000

 [CHART OF CUMULATIVE PERFORMANCE OF $10,000]

                                    USAA MONEY
                                    MARKET FUND
                                    -----------
 7/31/1995                          $10,000.00
 8/31/1995                           10,047.59
 9/30/1995                           10,091.95
10/31/1995                           10,140.73
11/30/1995                           10,186.71
12/31/1995                           10,231.08
 1/31/1996                           10,280.70
 2/29/1996                           10,322.48
 3/31/1996                           10,363.42
 4/30/1996                           10,408.84
 5/31/1996                           10,452.76
 6/30/1996                           10,492.81
 7/31/1996                           10,540.47
 8/31/1996                           10,584.20
 9/30/1996                           10,629.93
10/31/1996                           10,675.58
11/30/1996                           10,718.61
12/31/1996                           10,766.81
 1/31/1997                           10,813.48
 2/28/1997                           10,855.90
 3/31/1997                           10,903.04
 4/30/1997                           10,949.95
 5/31/1997                           10,997.40
 6/30/1997                           11,047.08
 7/31/1997                           11,096.95
 8/31/1997                           11,143.56
 9/30/1997                           11,195.41
10/31/1997                           11,245.72
11/30/1997                           11,292.00
12/31/1997                           11,348.13
 1/31/1998                           11,398.85
 2/28/1998                           11,445.53
 3/31/1998                           11,498.27
 4/30/1998                           11,547.99
 5/31/1998                           11,596.22
 6/30/1998                           11,649.79
 7/31/1998                           11,701.87
 8/31/1998                           11,754.17
 9/30/1998                           11,804.92
10/31/1998                           11,854.34
11/30/1998                           11,904.37
12/31/1998                           11,954.48
 1/31/1999                           12,000.24
 2/28/1999                           12,043.58
 3/31/1999                           12,094.02
 4/30/1999                           12,139.75
 5/31/1999                           12,182.38
 6/30/1999                           12,233.34
 7/31/1999                           12,281.06
 8/31/1999                           12,333.03
 9/30/1999                           12,383.29
10/31/1999                           12,432.80
11/30/1999                           12,489.48
12/31/1999                           12,548.47
 1/31/2000                           12,606.77
 2/29/2000                           12,662.21
 3/31/2000                           12,722.36
 4/30/2000                           12,778.16
 5/31/2000                           12,846.37
 6/30/2000                           12,911.59
 7/31/2000                           12,979.99
 8/31/2000                           13,048.91
 9/30/2000                           13,113.66
10/31/2000                           13,185.42
11/30/2000                           13,253.40
12/31/2000                           13,320.00
 1/31/2001                           13,392.23
 2/28/2001                           13,449.74
 3/31/2001                           13,506.86
 4/30/2001                           13,562.33
 5/31/2001                           13,612.32
 6/30/2001                           13,655.11
 7/31/2001                           13,698.89
 8/31/2001                           13,737.44
 9/30/2001                           13,769.66
10/31/2001                           13,800.21
11/30/2001                           13,825.39
12/31/2001                           13,846.88
 1/31/2002                           13,866.57
 2/28/2002                           13,883.71
 3/31/2002                           13,902.50
 4/30/2002                           13,921.02
 5/31/2002                           13,940.73
 6/30/2002                           13,957.34
 7/31/2002                           13,975.14
 8/31/2002                           13,994.01
 9/30/2002                           14,010.19
10/31/2002                           14,028.09
11/30/2002                           14,043.91
12/31/2002                           14,057.98
 1/31/2003                           14,072.13
 2/28/2003                           14,084.03
 3/31/2003                           14,095.05
 4/30/2003                           14,106.40
 5/31/2003                           14,118.31
 6/30/2003                           14,127.75
 7/31/2003                           14,135.94
 8/31/2003                           14,144.38
 9/30/2003                           14,152.07
10/31/2003                           14,160.40
11/30/2003                           14,167.37
12/31/2003                           14,175.32
 1/31/2004                           14,182.55
 2/29/2004                           14,189.50
 3/31/2004                           14,196.73
 4/30/2004                           14,204.45
 5/31/2004                           14,211.32
 6/30/2004                           14,219.38
 7/31/2004                           14,229.48
 8/31/2004                           14,241.18
 9/30/2004                           14,254.93
10/31/2004                           14,270.62
11/30/2004                           14,287.92
12/31/2004                           14,310.09
 1/31/2005                           14,330.96
 2/28/2005                           14,353.18
 3/31/2005                           14,379.81
 4/30/2005                           14,408.53
 5/31/2005                           14,438.07
 6/30/2005                           14,469.65
 7/31/2005                           14,504.10

                 [END CHART]

                 DATA FROM 7/31/95 THROUGH 7/31/05.

                 The graph illustrates the performance of a hypothetical $10,000 investment in the USAA Money Market Fund.

                 PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS. THE CUMULATIVE PERFORMANCE QUOTED ASSUMES REINVESTMENT OF ALL NET INVESTMENT INCOME AND REALIZED CAPITAL GAIN DISTRIBUTIONS AND DOES NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES. FOR SEVEN-DAY YIELD INFORMATION, PLEASE REFER TO THE FUND'S INVESTMENT OVERVIEW PAGE.

 P O R T F O L I O
==================--------------------------------------------------------------
                   HIGHLIGHTS

                      PORTFOLIO MIX
                        7/31/2005

               [PIE CHART OF PORTFOLIO MIX]

Variable-Rate Demand Notes                            53.2%
Adjustable-Rate Notes                                 20.1
Commercial Paper/Put Bonds                            17.3
Bonds/Notes/Certificates of Deposit                    9.0

                     [END PIE CHART]

                 PERCENTAGES ARE OF THE NET ASSETS OF THE FUND AND MAY NOT EQUAL 100%.

                 YOU WILL FIND A COMPLETE LIST OF SECURITIES THAT THE FUND OWNS ON PAGES 11-28.

10

 R E P O R T  O F  I N D E P E N D E N T  R E G I S T E R E D
========================--------------------------------------------------------
                         Public ACCOUNTING Firm

THE SHAREHOLDERS AND BOARD OF DIRECTORS OF
USAA MONEY MARKET FUND:

We have audited the accompanying statement of assets and liabilities of the USAA Money Market Fund (a portfolio of USAA Mutual Fund, Inc.) (the "Fund"), including the portfolio of investments, as of July 31, 2005, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the four years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audit. The financial highlights for the period presented through July 31, 2001, were audited by other auditors whose report, dated September 7, 2001, expressed an unqualified opinion on those statements and financial highlights.

We conducted our audit in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. We were not engaged to perform an audit of the Fund's internal control over financial reporting. Our audit included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of July 31, 2005, by correspondence with the custodian and brokers or by other appropriate auditing procedures where replies from brokers were not received. We believe that our audit provides a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the USAA Money Market Fund at July 31, 2005, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the four years in the period then ended, in conformity with U.S. generally accepted accounting principles.

                                                           /S/ ERNST & YOUNG LLP

San Antonio, Texas
September 14, 2005

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS

USAA MONEY MARKET FUND
JULY 31, 2005

CATEGORIES AND DEFINITIONS
--------------------------------------------------------------------------------

                 FIXED-RATE INSTRUMENTS - consist of bonds, notes, and certificates of deposit. The yield is constant to maturity. Prior to maturity, the market price of a fixed-rate instrument generally varies inversely to the movement of interest rates.

                 COMMERCIAL PAPER - unsecured promissory notes with maturities ranging from two to 270 days, issued mainly by the most creditworthy corporations. Commercial paper is usually purchased at a discount and matures at par value.

                 PUT BONDS - provide the right to sell the bond at face value at specific tender dates prior to final maturity. The put feature shortens the effective maturity of the security.

                 VARIABLE-RATE DEMAND NOTES (VRDNS) - provide the right to sell the security at face value on either that day or within the rate-reset period. The interest rate is adjusted at a stipulated daily, weekly, monthly, quarterly, or other specified time interval to a rate that reflects current market conditions. The effective maturity for these instruments is deemed to be less than 397 days in accordance with detailed regulatory requirements.

                 ADJUSTABLE-RATE NOTES - similar to VRDNs in the fact that the interest rate is adjusted periodically to reflect current market conditions. These interest rates are adjusted at a given time, such as monthly or quarterly. However, these securities do not offer the right to sell the security at face value prior to maturity.

12

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS
                   (continued)

USAA MONEY MARKET FUND
JULY 31, 2005

PORTFOLIO DESCRIPTION ABBREVIATIONS
--------------------------------------------------------------------------------

                        BAN     Bond Anticipation Note

                        CD      Certificate of Deposit

                        COP     Certificate of Participation

                        IDA     Industrial Development Authority/Agency

                        IDB     Industrial Development Board

                        IDRB    Industrial Development Revenue Bond

                        MFH     Multifamily Housing

                        MLO     Municipal Lease Obligation

                        MTN     Medium-Term Note

                        RB      Revenue Bond

                 CREDIT ENHANCEMENTS add the financial strength of the provider of the enhancement to support the issuer's ability to repay the principal and interest payments when due. The enhancement may be provided by a high-quality bank, insurance company or other corporation, or a collateral trust.

                 The Fund's investments consist of securities meeting the requirements to qualify at the time of purchase as "eligible securities" under the Securities and Exchange Commission (SEC) rules applicable to money market funds. With respect to quality, eligible securities generally consist of securities rated in one of the two highest categories for short-term securities or, if not rated, of comparable quality at the time of purchase. USAA Investment Management Company (the Manager) also attempts to minimize credit risk in the Fund through rigorous internal credit research.

                        (LOC) Principal and interest payments are guaranteed by a bank letter of credit.

                        (LDA) Interest payments are guaranteed by a bank letter of credit and principal payments are guaranteed by a bank deposit account.

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS
                   (continued)

USAA MONEY MARKET FUND
JULY 31, 2005

                        (NBGA) Principal and interest payments are guaranteed by a non-bank guarantee agreement from General Electric Co. or New York State GO.

                        (LIQ) Liquidity enhancement that may, under certain circumstances, provide for repayment of principal and interest upon demand from one of the following companies: AmSouth Bank, N.A., Citizens Bank, JPMorgan Chase Bank, N.A., or Wachovia Bank, N.A.

                        (INS) Principal and interest payments are insured by one of the following companies: AMBAC Assurance Corp., Assured Guaranty Corp., MBIA Insurance Corp., or XL Capital Assurance. The insurance does not guarantee the value of the security.

14

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS (continued)
                   (in thousands)

USAA MONEY MARKET FUND
JULY 31, 2005

PRINCIPAL                                                                                 COUPON OR
   AMOUNT    SECURITY                                                                 DISCOUNT RATE       MATURITY         VALUE
--------------------------------------------------------------------------------------------------------------------------------
             FIXED-RATE INSTRUMENTS (9.0%)

             COMPUTER HARDWARE (0.1%)
  $ 4,000    Compaq Computer Corp., Notes                                                      7.65%     8/01/2005    $    4,000
                                                                                                                      ----------
             CONSUMER FINANCE (1.0%)
   15,120    Caterpillar Financial Services Corp., MTN, Series F                               5.95     12/01/2005        15,275
   15,000    HSBC Finance Corp., MTN                                                           3.38      2/21/2006        14,963
                                                                                                                      ----------
                                                                                                                          30,238
                                                                                                                      ----------
             DIVERSIFIED BANKS (1.4%)
   25,000    Compass Bank, CD                                                                  3.25      1/27/2006        25,000
   15,000    Washington Mutual Bank, CD                                                        3.46      9/19/2005        15,000
                                                                                                                      ----------
                                                                                                                          40,000
                                                                                                                      ----------
             ELECTRIC UTILITIES (0.3%)
    8,250    Alabama Power Co., Senior Notes, Series H                                         5.49     11/01/2005         8,303
                                                                                                                      ----------
             GENERAL OBLIGATION (1.1%)
   32,860    Hudson County, NJ, BAN                                                            2.50      9/21/2005        32,867
                                                                                                                      ----------
             OTHER DIVERSIFIED FINANCIAL SERVICES (1.1%)
   10,000    Bank One Corp., Subordinated Notes                                                7.63      8/01/2005        10,000
   23,500    Citigroup, Inc., Notes                                                            6.75     12/01/2005        23,794
                                                                                                                      ----------
                                                                                                                          33,794
                                                                                                                      ----------
             REGIONAL BANKS (1.7%)
   20,000    Wilmington Trust Co., CD                                                          3.30      8/04/2005        20,000
   10,000    Wilmington Trust Co., CD                                                          3.45      9/15/2005        10,000
   20,000    Wilmington Trust Co., CD                                                          3.47      9/20/2005        20,000
                                                                                                                      ----------
                                                                                                                          50,000
                                                                                                                      ----------
             SALES TAX (0.8%)
   25,000    Sales Tax Asset Receivable Corp., RB, Series 2005B                                2.59     10/15/2005        25,002
                                                                                                                      ----------
             SPECIAL ASSESSMENT/TAX/FEE (0.6%)
    5,000    Glendale, WI, BAN, Series 2004B                                                   2.50      9/21/2005         5,000
   11,305    New York State Urban Development Corp., State Personal Income Tax RB,
                Series 2004B-3                                                                 3.15     12/15/2005        11,304
                                                                                                                      ----------
                                                                                                                          16,304
                                                                                                                      ----------

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS (continued)
                   (in thousands)

USAA MONEY MARKET FUND
JULY 31, 2005

PRINCIPAL                                                                                 COUPON OR
   AMOUNT    SECURITY                                                                 DISCOUNT RATE       MATURITY         VALUE
--------------------------------------------------------------------------------------------------------------------------------
             SPECIALIZED FINANCE (0.9%)
  $11,885    CIT Group, Inc., Senior Notes                                                     6.50%     2/07/2006    $   12,062
   15,000    CIT Group, Inc., Senior Notes                                                     7.63      8/16/2005        15,030
                                                                                                                      ----------
                                                                                                                          27,092
                                                                                                                      ----------
             Total fixed-rate instruments (cost: $267,600)                                                               267,600
                                                                                                                      ----------
             COMMERCIAL PAPER (11.7%)

             ASSET-BACKED FINANCING (7.5%)
   26,100    Check Point Charlie, Inc.(a,b)                                                    3.22      8/08/2005        26,084
   15,000    Check Point Charlie, Inc.(a,b)                                                    3.18      8/10/2005        14,988
   12,600    Check Point Charlie, Inc.(a,b)                                                    3.42      8/19/2005        12,578
   12,000    Lockhart Funding LLC(a,b)                                                         3.30      8/04/2005        11,997
   20,000    Lockhart Funding LLC(a,b)                                                         3.31      8/10/2005        19,983
   18,100    Lockhart Funding LLC(a,b)                                                         3.35      8/11/2005        18,083
   15,000    Lockhart Funding LLC(a,b)                                                         3.34      8/12/2005        14,985
   12,000    Lockhart Funding LLC(a,b)                                                         3.41      8/22/2005        11,976
   10,000    Lockhart Funding LLC(a,b)                                                         3.51     10/04/2005         9,938
   15,000    Sunbelt Funding Corp.(a,b)                                                        3.32      8/03/2005        14,997
    6,600    Sunbelt Funding Corp.(a,b)                                                        3.21      8/09/2005         6,595
   23,644    Sunbelt Funding Corp.(a,b)                                                        3.39      8/23/2005        23,595
   15,700    Sunbelt Funding Corp.(a,b)                                                        3.42      9/06/2005        15,646
   10,047    Sunbelt Funding Corp.(a,b)                                                        3.52      9/12/2005        10,006
   10,050    Victory Receivables Corp.(a,b)                                                    3.37      8/15/2005        10,037
                                                                                                                      ----------
                                                                                                                         221,488
                                                                                                                      ----------
             DIVERSIFIED BANKS (1.8%)
   17,362    Deutsche Bank Financial, LLC                                                      3.48     10/11/2005        17,243
   34,542    Rabobank USA Financial Corp.                                                      3.30      8/01/2005        34,542
                                                                                                                      ----------
                                                                                                                          51,785
                                                                                                                      ----------
             ELECTRIC/GAS UTILITY (0.7%)
   21,045    New York Power Auth., Series 3                                                    3.46      9/08/2005        20,968
                                                                                                                      ----------
             HEALTH CARE FACILITIES (0.7%)
   20,000    Trinity Health Corp.                                                              3.47      8/23/2005        19,958
                                                                                                                      ----------
             MUNICIPAL FINANCE (0.5%)
   15,000    New York Job Development Auth., Series H (NBGA)                                   3.16      8/08/2005        14,991
                                                                                                                      ----------

16

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS (continued)
                   (in thousands)

USAA MONEY MARKET FUND
JULY 31, 2005

PRINCIPAL                                                                                 COUPON OR
   AMOUNT    SECURITY                                                                 DISCOUNT RATE       MATURITY         VALUE
--------------------------------------------------------------------------------------------------------------------------------
             WATER/SEWER UTILITY (0.5%)
  $16,231    Gainesville, Florida Utility Systems, Series D                                    3.33%     8/03/2005    $   16,228
                                                                                                                      ----------
             Total commercial paper (cost: $345,418)                                                                     345,418
                                                                                                                      ----------
             PUT BONDS (5.6%)

             AUTOMOBILE MANUFACTURERS (0.5%)
   15,000    BMW US Capital, LLC, Notes(b)                                                     4.15      6/07/2016        15,042
                                                                                                                      ----------
             DIVERSIFIED BANKS (1.0%)
   30,000    Marshall & Ilsley Bank, Notes                                                     5.21     12/15/2016        30,250
                                                                                                                      ----------
             INTEGRATED OIL & GAS (1.3%)
   26,000    California Pollution Control Financing Auth. Environmental
                Improvement RB, Series 1997(b)                                                 3.31     12/01/2032        26,000
   12,000    California Pollution Control Financing Auth. Environmental
                Improvement RB, Series 1997(b)                                                 3.45     12/01/2032        12,000
                                                                                                                      ----------
                                                                                                                          38,000
                                                                                                                      ----------
             OIL & GAS REFINING & MARKETING (2.6%)
   13,496    Harris County, TX, Industrial Development Corp., RB, Series 1995(b)               3.32      3/01/2023        13,496
   25,000    Harris County, TX, Industrial Development Corp., RB, Series 1995(b)               3.47      3/01/2023        25,000
   20,000    IDB of the Parish of Calcasieu, LA, Inc., Environmental RB,
                Series 1996 (LOC - BNP Paribas)                                                3.32      7/01/2026        20,000
   18,085    IDB of the Parish of Calcasieu, LA, Inc., Environmental RB,
                Series 1996 (LOC - BNP Paribas)                                                3.33      7/01/2026        18,085
                                                                                                                      ----------
                                                                                                                          76,581
                                                                                                                      ----------
             WATER UTILITIES (0.2%)
    6,395    Destin Water Users, Inc., FL, BAN, Series 2003                                    2.60      8/01/2006         6,395
                                                                                                                      ----------
             Total put bonds (cost: $166,268)                                                                            166,268
                                                                                                                      ----------

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS (continued)
                   (in thousands)

USAA MONEY MARKET FUND
JULY 31, 2005

PRINCIPAL                                                                                 COUPON OR
   AMOUNT    SECURITY                                                                 DISCOUNT RATE       MATURITY         VALUE
--------------------------------------------------------------------------------------------------------------------------------
             VARIABLE-RATE DEMAND NOTES (53.2%)

             AGRICULTURAL PRODUCTS (2.4%)
  $34,350    Louisiana Agricultural Finance Auth., RB, Series 2004
                (LOC - Hibernia National Bank)                                                 3.70%     9/15/2015    $   34,350
   25,000    Lozinski Ventures, LLC, Redeemable Securities, Series 2005
                (LDA - AmSouth Bank, N.A., Regions Bank)(b)                                    3.71      6/01/2035        25,000
   11,670    Mississippi Business Finance Corp., RB, Series 2002
                (LOC - Regions Bank)                                                           3.49      4/01/2012        11,670
                                                                                                                      ----------
                                                                                                                          71,020
                                                                                                                      ----------
             AIRPORT SERVICES (0.0%)(d)
    1,190    Shawnee, KS, Private Activity RB, Series 1997
                (LOC - JPMorgan Chase Bank, N.A.)                                              3.50     12/01/2012         1,190
                                                                                                                      ----------
             AIRPORT/PORT (0.4%)
   11,800    Tulsa, OK, Airport Improvement Trust, RB
                (LOC - JPMorgan Chase Bank, N.A.)                                              3.38      6/01/2023        11,800
                                                                                                                      ----------
             APPAREL & ACCESSORIES & LUXURY GOODS (0.2%)
    7,165    St. Charles Parish, LA, RB, Series 2002
                (LOC - Hibernia National Bank)                                                 3.69      9/01/2024         7,165
                                                                                                                      ----------
             ASSET-BACKED FINANCING (2.0%)
   11,568    Capital One Funding Corp., Notes, Series 1996E
                (LOC - JPMorgan Chase Bank, N.A.)                                              3.36      7/02/2018        11,568
    5,950    Cornerstone Funding Corp. I, Notes, Series 2000B
                (LOC - Fifth Third Bank)                                                       3.58      1/01/2021         5,950
   10,049    Cornerstone Funding Corp. I, Notes, Series 2001D
                (LOC - Fifth Third Bank)                                                       3.53      1/01/2022        10,049
    4,029    Cornerstone Funding Corp. I, Notes, Series 2003G
                (LOC - Huntington National Bank)                                               3.73      1/01/2024         4,029
   15,437    Cornerstone Funding Corp. I, Notes, Series 2001B
                (LOC - Fifth Third Bank)                                                       3.53      9/01/2026        15,437

18

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS (continued)
                   (in thousands)

USAA MONEY MARKET FUND
JULY 31, 2005

PRINCIPAL                                                                                 COUPON OR
   AMOUNT    SECURITY                                                                 DISCOUNT RATE       MATURITY         VALUE
--------------------------------------------------------------------------------------------------------------------------------
  $12,929    Cornerstone Funding Corp. I, Notes, Series 2004A
                (LOC - Fifth Third Bank)                                                       3.53%     6/01/2029    $   12,929
                                                                                                                      ----------
                                                                                                                          59,962
                                                                                                                      ----------
             AUTO PARTS & EQUIPMENT (1.2%)
   15,000    Alabama IDA, RB (LOC - Barclays Bank plc)                                         3.88     10/01/2019        15,000
   10,240    Bardstown, KY, RB, Series 1994 (LOC - Deutsche Bank Trust Co.)                    3.59      6/01/2024        10,240
   11,275    Bardstown, KY, RB, Series 1995 (LOC - Deutsche Bank Trust Co.)                    3.59      3/01/2025        11,275
                                                                                                                      ----------
                                                                                                                          36,515
                                                                                                                      ----------
             AUTOMOTIVE RETAIL (0.3%)
    7,380    C-MEK Realty, LLC, Taxable Variable Rate Bonds, Series 2002
                (LOC - Bank of North Georgia)                                                  3.63     12/01/2022         7,380
                                                                                                                      ----------
             BROADCASTING & CABLE TV (0.6%)
   18,500    New Jersey Economic Development Auth., RB, Series 1997A (NBGA)(b)                 3.32     10/01/2021        18,500
                                                                                                                      ----------
             BUILDINGS (0.6%)
    8,500    Downtown Marietta Development Auth., GA, RB, Series 1996B (LIQ)                   3.58      7/01/2021         8,500
    8,830    Greenville, SC, Memorial Auditorium District Public Facilities,
                COP (MLO), Series 1996C (LOC - Bank of America, N.A.)                          3.51      9/01/2017         8,830
                                                                                                                      ----------
                                                                                                                          17,330
                                                                                                                      ----------
             CASINOS & GAMING (2.1%)
   21,000    Detroit, MI, Economic Development Corp., RB, Series 1999A
                (LOC - Bank of America, N.A.)                                                  3.54      5/01/2009        21,000
   41,830    Detroit, MI, Economic Development Corp., RB, Series 1999C
                (LOC - Key Bank, N.A.)                                                         3.66      5/01/2009        41,830
                                                                                                                      ----------
                                                                                                                          62,830
                                                                                                                      ----------
             COMMUNITY SERVICE (0.2%)
    6,000    Roman Catholic Diocese of Raleigh, NC, Notes, Series A
                (LOC - Bank of America, N.A.)                                                  3.54      6/01/2018         6,000
                                                                                                                      ----------

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS (continued)
                   (in thousands)

USAA MONEY MARKET FUND
JULY 31, 2005

PRINCIPAL                                                                                 COUPON OR
   AMOUNT    SECURITY                                                                 DISCOUNT RATE       MATURITY         VALUE
--------------------------------------------------------------------------------------------------------------------------------
             CONSTRUCTION & ENGINEERING (0.9%)
  $23,325    Dynetics, Inc., Variable/Fixed-Rate Promissory Notes, Series 2004
                (LOC - Compass Bank)                                                           3.47%    12/01/2026    $   23,325
    2,645    Liliha Parking Co., LP, RB, Series 1994 (LOC - First Hawaiian Bank)               4.02      8/01/2024         2,645
                                                                                                                      ----------
                                                                                                                          25,970
                                                                                                                      ----------
             DEPARTMENT STORES (1.1%)
   31,320    Belk, Inc., RB, Series 1998 (LOC - Wachovia Bank, N.A.)                           3.45      7/01/2008        31,320
                                                                                                                      ----------
             DIVERSIFIED COMMERCIAL & PROFESSIONAL SERVICES (0.2%)
    5,750    Variable Rate Taxable Demand Notes, Series 1999
                (LOC - FirstMerit Bank, N.A.)                                                  3.47      4/01/2020         5,750
                                                                                                                      ----------
             DIVERSIFIED METALS & MINING (0.7%)
   12,000    Prince Metal Stamping USA, Inc., Variable/Term Rate Notes,
                Series 2004 (LOC - Bank of Nova Scotia)                                        3.47      3/01/2024        12,000
    8,735    Webster, KY, Taxable Variable Rate Demand Industrial RB,
                Series 2004 (LOC - Regions Bank)                                               3.40     11/01/2024         8,735
                                                                                                                      ----------
                                                                                                                          20,735
                                                                                                                      ----------
             EDUCATION (1.4%)
   10,260    Massachusetts Development Finance Agency, RB, Series 2005B (INS)(LIQ)             3.59      7/01/2014        10,260
   15,000    Pepperdine Univ., Bonds, Series 2002B                                             3.59      8/01/2037        15,000
    4,050    Rockland County, NY, IDA Civic Facility RB, Series 2004B
                (LOC - Commerce Bank, N.A.)                                                    3.59      5/01/2034         4,050
    6,600    Savannah College of Art and Design, Inc., RB, Series 2004
                (LOC - Bank of America, N.A.)                                                  3.49      4/01/2024         6,600
    5,700    Univ. of Alabama, General RB, Series 2004-B (INS)(LIQ)                            3.49      7/01/2009         5,700
                                                                                                                      ----------
                                                                                                                          41,610
                                                                                                                      ----------
             ELECTRIC/GAS UTILITY (1.3%)
   23,735    Municipal Gas Auth. of Georgia, RB, Series 2003A
                (LOC - Bayerische Landesbank, JPMorgan Chase Bank,
                Wachovia Bank, N.A.)                                                           3.52      2/01/2015        23,735
   13,240    Southeast Alabama Gas District, General System RB,
                Series 2003A (INS)(LIQ)                                                        3.47      6/01/2023        13,240
                                                                                                                      ----------
                                                                                                                          36,975
                                                                                                                      ----------

20

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS (continued)
                   (in thousands)

USAA MONEY MARKET FUND
JULY 31, 2005

PRINCIPAL                                                                                 COUPON OR
   AMOUNT    SECURITY                                                                 DISCOUNT RATE       MATURITY         VALUE
--------------------------------------------------------------------------------------------------------------------------------
             ELECTRICAL COMPONENTS & EQUIPMENT (0.7%)
  $21,000    Amerivest Financial, LLC, Trust Redeemable Securities, Series 2004
                (LDA - AmSouth Bank, N.A., Wachovia Bank, N.A.)(b)                             3.66%     6/01/2014    $   21,000
                                                                                                                      ----------
             FOOD DISTRIBUTORS (2.4%)
   12,100    Classic City Beverages, LLC, Taxable Variable Rate Bonds, Series 2003
                (LOC - Columbus Bank & Trust Co.)                                              3.53      8/01/2018        12,100
   26,000    Henry County, GA, Development Auth., RB, Series 2004
                (LOC - Columbus Bank & Trust Co.)                                              3.53      8/01/2029        26,000
    9,000    Jackson Beverages, LLC, Taxable Variable Rate Bonds, Series 2005
                (LOC - Columbus Bank & Trust Co.)                                              3.53      2/01/2020         9,000
   10,250    Macon Beverage Co., LLC, Taxable Variable Rate Bonds, Series 2004
                (LOC - Columbus Bank & Trust Co.)                                              3.53      4/01/2019        10,250
   13,900    North Georgia Distributing Co., LLC, Taxable Variable Rate Bonds,
                Series 2003 (LOC - Columbus Bank & Trust Co.)                                  3.53      8/01/2018        13,900
                                                                                                                      ----------
                                                                                                                          71,250
                                                                                                                      ----------
             FOREST PRODUCTS (0.7%)
   20,000    Gulf States Paper Corp., Demand Bonds, Series 1998
                (LOC - Bank of America, N.A.)                                                  3.38     11/01/2018        20,000
                                                                                                                      ----------
             HEALTH CARE FACILITIES (3.6%)
   18,185    Bronson Lifestyle Improvement & Research Center, Notes, Series A
                (LOC - Fifth Third Bank)                                                       3.42      9/01/2030        18,185
    8,180    California Statewide Communities Development Auth., RB, Series 2002-B
                (LOC - Allied Irish Banks plc)                                                 3.57     11/15/2042         8,180
    6,200    Centrastate Medical Arts Building, LLC, Demand Bonds, Series 2000
                (LOC - Commerce Bank, N.A.)                                                    3.63     12/01/2025         6,200
   15,000    Chestnut Hill Benevolent Association, RB, Taxable Variable Rate
                Demand Bonds, Series 2005 (LOC - BankNorth, N.A.)                              3.61      1/01/2035        15,000
    6,955    Crystal Clinic, Notes, Series 2000 (LOC - FirstMerit Bank, N.A.)                  3.47      4/01/2020         6,955

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS (continued)
                   (in thousands)

USAA MONEY MARKET FUND
JULY 31, 2005

PRINCIPAL                                                                                 COUPON OR
   AMOUNT    SECURITY                                                                 DISCOUNT RATE       MATURITY         VALUE
--------------------------------------------------------------------------------------------------------------------------------
  $14,355    Infirmary Health Systems Special Care RB, Series 2000B
                (LOC - Regions Bank)                                                           3.49%     1/01/2024    $   14,355
   11,650    Louisiana Public Facilities Auth., RB, Series 2002D
                (LOC - Hibernia National Bank)                                                 3.69      7/01/2028        11,650
    7,330    MCE MOB IV LP, Demand Notes, Series 2002 (LOC - National City Bank)               3.42      8/01/2022         7,330
    6,900    Palmetto NW, LLC, Secured Promissory Notes
                (LOC - National Bank of South Carolina)                                        3.56      5/01/2029         6,900
   12,020    Pensacola POB, Inc., Bonds, Series 1990
                (LOC - AmSouth Bank, N.A.)                                                     3.39     10/01/2015        12,020
                                                                                                                      ----------
                                                                                                                         106,775
                                                                                                                      ----------
             HEAVY ELECTRICAL EQUIPMENT (0.7%)
   20,000    Mississippi Business Finance Corp., IDRB, Series 2005
                (LOC - AmSouth Bank, N.A.)                                                     3.53      4/01/2020        20,000
                                                                                                                      ----------
             HOME FURNISHINGS (0.5%)
    5,000    Caddo Parrish, LA, IDB, IDRB, Series 2004
                (LOC - Hibernia National Bank)                                                 3.77      7/01/2024         5,000
   10,500    Standard Furniture Manufacturing Co., Inc., Promissory Notes,
                Series 2002 (LOC - AmSouth Bank, N.A.)                                         3.61      9/01/2014        10,500
                                                                                                                      ----------
                                                                                                                          15,500
                                                                                                                      ----------
             HOME IMPROVEMENT RETAIL (0.3%)
    9,000    Brookhaven, NY, IDA, Taxable Intercounty Associates, RB
                (LOC - North Fork Bank)                                                        3.79      1/01/2025         9,000
                                                                                                                      ----------
             HOSPITAL (0.5%)
   15,100    Indiana Health Facility Financing Auth., RB, Series 1999B
                (LOC - Bank of America, N.A.)                                                  3.54      1/01/2019        15,100
                                                                                                                      ----------
             HOTELS, RESORTS, & CRUISE LINES (0.3%)
    8,145    Alprion, LLC, Demand Bonds, Series 2004
                (LOC - Federal Home Loan Bank of Topeka)                                       3.56     10/01/2034         8,145
                                                                                                                      ----------
             HOUSEHOLD APPLIANCES (0.4%)
   12,000    Mississippi Business Finance Corp., IDRB, Series 2000
                (LOC - Bank of America, N.A.)                                                  3.58      6/01/2015        12,000
                                                                                                                      ----------

22

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS (continued)
                   (in thousands)

USAA MONEY MARKET FUND
JULY 31, 2005

PRINCIPAL                                                                                 COUPON OR
   AMOUNT    SECURITY                                                                 DISCOUNT RATE       MATURITY         VALUE
--------------------------------------------------------------------------------------------------------------------------------
             INDUSTRIAL CONGLOMERATES (0.5%)
  $14,000    Mississippi Business Finance Corp., IDRB, Series 1998(b)                          3.32%     2/01/2023    $   14,000
                                                                                                                      ----------
             INDUSTRIAL GASES (0.2%)
    5,000    Sandhill Group, LLC, Option Notes, Series 2003 (LOC - Regions Bank)               3.55     12/01/2013         5,000
                                                                                                                      ----------
             INDUSTRIAL MACHINERY (1.6%)
   25,000    Hampton Hydraulics, LLC, Promissory Notes, Series 2003
                (LOC - AmSouth Bank, N.A.)                                                     3.58      4/01/2013        25,000
    9,975    Savannah, GA, Economic Development Auth., RB, Series 1998
                (LOC - Wachovia Bank, N.A.)                                                    3.44      6/01/2018         9,975
   11,115    Sterling Pipe & Tube, Inc., Notes, Series 2000
                (LOC - National City Bank)                                                     3.47     11/01/2012        11,115
                                                                                                                      ----------
                                                                                                                          46,090
                                                                                                                      ----------
             LEISURE FACILITIES (3.7%)
    4,894    Cornerstone Funding Corp. I, Notes, Series 2003D
                (LOC - Wells Fargo Bank, N.A.)                                                 3.50      7/01/2024         4,894
    4,000    Cornerstone Funding Corp. I, Notes, Series 2003I
                (LOC - Fifth Third Bank)                                                       3.58      8/01/2025         4,000
   12,000    First Assembly of God, Taxable Variable Rate Demand Bonds,
                Series 2004 (LOC - Regions Bank)                                               3.49     12/01/2029        12,000
    8,450    First Church of God, Notes, Series 2002
                (LOC - Huntington National Bank)                                               3.65     10/03/2022         8,450
   10,285    Harvest Bible Chapel, Demand RB, Series 2004 (LOC - Fifth Third Bank)             3.45      8/01/2029        10,285
   31,200    Olympic Club, RB, Series 2002 (LOC - Allied Irish Banks plc)                      3.53     10/01/2032        31,200
   40,000    Renaissance Prospect Group LLC, Bonds, Taxable Series 2004
                (LDA - AmSouth Bank, N.A., Wachovia Bank, N.A.)(b)                             3.66      7/01/2033        40,000
                                                                                                                      ----------
                                                                                                                         110,829
                                                                                                                      ----------
             LEISURE PRODUCTS (0.3%)
    8,390    McDuffie County, GA, Development Auth., RB, Series 2002
                (LOC - Regions Bank)                                                           3.49      8/01/2022         8,390
                                                                                                                      ----------

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS (continued)
                   (in thousands)

USAA MONEY MARKET FUND
JULY 31, 2005

PRINCIPAL                                                                                 COUPON OR
   AMOUNT    SECURITY                                                                 DISCOUNT RATE       MATURITY         VALUE
--------------------------------------------------------------------------------------------------------------------------------
             MULTIFAMILY HOUSING (0.5%)
  $ 9,825    Los Angeles, CA, Community Redevelopment Agency MFH, RB, Series 2003B
                (LOC - Fleet National Bank)                                                    3.37%    10/15/2038    $    9,825
    5,300    New York Housing Finance Agency, RB, Series 2005A
                (LOC - Fleet National Bank)                                                    3.35     11/01/2038         5,300
                                                                                                                      ----------
                                                                                                                          15,125
                                                                                                                      ----------
             NURSING/CCRC (1.1%)
   20,290    Chestnut Partnership, Bonds, Series 1999
                (LOC - La Salle National Bank, N.A.)                                           3.45      1/01/2029        20,290
    6,300    Lincolnwood Funding Corp., RB, Series 1995A
                (LOC - Wachovia Bank, N.A.)                                                    3.51      8/01/2015         6,300
    7,310    Terre Haute, IN, RB, Series 2002D (LOC - Huntington National Bank)                3.74      8/01/2032         7,310
                                                                                                                      ----------
                                                                                                                          33,900
                                                                                                                      ----------
             PACKAGED FOODS & MEAT (1.1%)
    3,935    Atlanta Bread Co. International, Inc., Notes
                (LOC - Columbus Bank & Trust Co.)                                              3.56      9/01/2023         3,935
   27,100    Mississippi Business Finance Corp., RB, Series 1994                               3.41      2/01/2019        27,100
                                                                                                                      ----------
                                                                                                                          31,035
                                                                                                                      ----------
             PAPER PRODUCTS (0.5%)
   10,385    Bancroft Bag, Inc., Notes (LOC - JPMorgan Chase Bank, N.A.)                       3.40      6/01/2035        10,385
    4,300    Mac Papers, Inc., Demand Bonds, Series 1995 (LOC - Wachovia Bank, N.A.)           3.45      8/03/2015         4,300
                                                                                                                      ----------
                                                                                                                          14,685
                                                                                                                      ----------
             PROPERTY & CASUALTY INSURANCE (2.4%)
   70,000    Alfa Corp., Promissory Notes, Series 2002(b)                                      3.71      6/01/2017        70,000
                                                                                                                      ----------
             REAL ESTATE MANAGEMENT & DEVELOPMENT (13.3%)
    3,715    Baron Investments, Ltd., Notes, Series 2004
                (LOC - Federal Home Loan Bank of Dallas)                                       3.63     10/01/2024         3,715
   12,085    BBN Holdings, LLC, Demand Notes, Series 2004
                (LOC - AmSouth Bank, N.A.)                                                     3.61      6/01/2029        12,085
   10,500    Cornerstone Funding Corp. I, Notes, Series 2000C
                (LOC - Deutsche Bank Trust Co.)                                                3.53     12/01/2020        10,500
    2,909    Cornerstone Funding Corp. I, Notes, Series 2004E
                (LOC - Charter One Bank)                                                       3.58      1/01/2030         2,909

24

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS (continued)
                   (in thousands)

USAA MONEY MARKET FUND
JULY 31, 2005

PRINCIPAL                                                                                 COUPON OR
   AMOUNT    SECURITY                                                                 DISCOUNT RATE       MATURITY         VALUE
--------------------------------------------------------------------------------------------------------------------------------
  $12,875    Dellagnese Properties LLC, Demand Notes, Series 2000
                (LOC - FirstMerit Bank, N.A.)                                                  3.47%    11/01/2025    $   12,875
    5,895    Dennis E. Eash and Florida O. Eash, Taxable Floating Rate Bonds,
                Series 2005 (LOC - Hancock Bank)                                               3.70      4/01/2025         5,895
   30,000    Earthsky Limited, Trust Redeemable Securities, Series 2003A
                (LDA - AmSouth Bank, N.A., Wachovia Bank, N.A.)(b)                             3.76      9/01/2013        30,000
   15,585    Exchange at Hammond LLC, Bonds, Series 2002
                (LOC - Bank of North Georgia)                                                  3.60      8/01/2022        15,585
   18,290    Fairway Park Properties LLC, Notes, Series 2001
                (LOC - National City Bank)                                                     3.47     10/15/2026        18,290
    7,635    Houston County, GA, IDA RB, Series 1997 (LOC - Wachovia Bank, N.A.)               3.47      8/01/2012         7,635
   14,455    JPV Capital, LLC, Notes, Series 2001A (LOC - Standard Federal Bank)               3.48      7/01/2041        14,455
    5,980    Kederike Financial Group, LLC, Bonds, Series 2002A
                (LOC - Compass Bank)                                                           3.59      7/01/2022         5,980
    8,780    LAM Funding, LLC, Notes, Series A
                (LOC - National City Bank of MI/IL)                                            3.42     12/15/2027         8,780
   24,510    Mayfair at Great Neck, NY, Bonds, Series 1997
                (LOC - Manufacturers & Traders Trust)                                          3.39      1/01/2023        24,510
   11,720    Peachtree-Dunwoody Properties, LLC, Demand Bonds, Series 2003
                (LOC - Bank of North Georgia)                                                  3.56      3/01/2023        11,720
   19,060    PHF Investments, LLC, Demand Notes, Series 2004A
                (LOC - Associated Bank, N.A.)                                                  3.54      6/01/2044        19,060
    9,460    Pierce Memorial Baptist Home, Inc., Bonds, Series 1999
                (LOC - La Salle National Bank, N.A.)                                           3.45     10/01/2028         9,460
    9,720    SBAR-Piperno Co., RB, Series 1998 (LOC - Wachovia Bank, N.A.)                     3.45      9/01/2012         9,720
   40,000    Sea Island Co. and Sea Island Coastal Properties, LLC, Notes,
                Series 2003 (LOC - Columbus Bank & Trust Co.)                                  3.56      4/01/2023        40,000
   21,490    SF Tarns, LLC, RB, Series 2000 (LOC - Standard Federal Bank)                      3.55     12/01/2025        21,490
   14,500    Shepherd Capital, LLC, Notes, Series 2003A (LOC - Comerica Bank, N.A.)            3.48      1/01/2053        14,500

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS (continued)
                   (in thousands)

USAA MONEY MARKET FUND
JULY 31, 2005

PRINCIPAL                                                                                 COUPON OR
   AMOUNT    SECURITY                                                                 DISCOUNT RATE       MATURITY         VALUE
--------------------------------------------------------------------------------------------------------------------------------
  $ 7,600    Stice-Hill Holding, L.C., Taxable Variable Rate Bonds, Series 2003
                (LOC - Hancock Bank of Louisiana)                                              3.49%    12/01/2023    $    7,600
   12,305    Thayer Properties, LLC, Series 2000 (LOC - Columbus Bank & Trust Co.)             3.53      7/01/2020        12,305
    6,385    Tifton Mall, Inc., Taxable Variable Rate Bonds, Series 1996
                (LOC - Columbus Bank & Trust Co.)                                              3.53      5/01/2026         6,385
   45,000    Westchester County, NY, IDA RB, Series 2002
                (LOC - Manufacturers & Traders Trust)                                          3.46      5/01/2032        45,000
    7,885    Westchester County, NY, IDA RB,
                Series 2002 (LOC - Manufacturers & Traders Trust)                              3.61      5/01/2032         7,885
   12,000    WLB, LLC, Series 1997 (LOC - Columbus Bank & Trust Co.)                           3.53      4/01/2047        12,000
    2,380    Woodland Park Apartments, LLC, Series 2001
                (LOC - Columbus Bank & Trust Co.)                                              3.53      6/01/2031         2,380
                                                                                                                      ----------
                                                                                                                         392,719
                                                                                                                      ----------
             REAL ESTATE TAX/FEE (0.3%)
    9,600    Mississippi Development Bank, Special Obligation Bonds,
                Series 2002 (INS)(LIQ)                                                         3.57      6/01/2032         9,600
                                                                                                                      ----------
             SPECIALTY CHEMICALS (0.2%)
    6,500    Gary, IN, Empowerment Zone Bonds, Series 2000A
                (LOC - Federal Home Loan Bank of Chicago)                                      3.57      5/11/2020         6,500
                                                                                                                      ----------
             STEEL (0.3%)
    9,370    Indiana Development Finance Auth., RB, Series 1998
                (LOC - JPMorgan Chase Bank, N.A.)                                              3.35      1/01/2009         9,370
                                                                                                                      ----------
             TEXTILES (0.4%)
    5,284    Loma Co., LLC, Floating Rate Option Notes
                (LOC - JPMorgan Chase Bank, N.A.)                                              3.36     12/01/2008         5,284
    5,235    Superior Health Linens, Inc. & Superior Health Textiles Properties,
                LLP, Series 2004 (LOC - Associated Bank, N.A.)                                 3.79     12/01/2024         5,235
                                                                                                                      ----------
                                                                                                                          10,519
                                                                                                                      ----------

26

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS (continued)
                   (in thousands)

USAA MONEY MARKET FUND
JULY 31, 2005

PRINCIPAL                                                                                 COUPON OR
   AMOUNT    SECURITY                                                                 DISCOUNT RATE       MATURITY         VALUE
--------------------------------------------------------------------------------------------------------------------------------
             TRUCKING (0.2%)
  $ 6,250    Iowa 80 Group Inc., Demand Bonds, Series 2003
                (LOC - Wells Fargo Bank, N.A.)                                                 3.40%     6/01/2016    $    6,250
                                                                                                                      ----------
             WATER UTILITIES (0.3%)
    9,900    Connecticut Water Co., Debenture Bonds, Series 2004
                (LOC - Citizens Bank of Rhode Island)                                          3.35      1/04/2029         9,900
                                                                                                                      ----------
             WATER/SEWER UTILITY (0.6%)
   15,690    Hesperia, CA, Public Financing Auth., RB, Series 1998A
                (LOC - Bank of America, N.A.)                                                  3.38      6/01/2026        15,690
    2,800    Kern Water Bank Auth., CA, RB, Series 2003B
                (LOC - Wells Fargo Bank, N.A.)                                                 3.42      7/01/2028         2,800
                                                                                                                      ----------
                                                                                                                          18,490
                                                                                                                      ----------
             Total variable-rate demand notes (cost: $1,573,224)                                                       1,573,224
                                                                                                                      ----------
             ADJUSTABLE-RATE NOTES (20.1%)

             ASSET-BACKED FINANCING (1.7%)
   29,400    Descartes Funding Trust, Short-Term Notes,
                (acquired 11/15/2004; cost $29,400)(b,c)                                       3.39     11/15/2005        29,400
   21,543    RMAC 2004-NS3 plc, Notes(b)                                                       3.36      9/12/2005        21,542
                                                                                                                      ----------
                                                                                                                          50,942
                                                                                                                      ----------
             CONSUMER FINANCE (2.0%)
   20,000    American General Finance Corp., Floating-Rate Notes(b)                            3.39      8/15/2006        20,000
   10,000    HSBC Finance Corp., Floating-Rate Notes                                           3.45      8/24/2006        10,000
   30,000    SLM Corp., Floating-Rate Notes(b)                                                 3.39      8/02/2006        30,000
                                                                                                                      ----------
                                                                                                                          60,000
                                                                                                                      ----------
             DIVERSIFIED BANKS (6.3%)
   10,000    Mercantile Safe Deposit & Trust, CD                                               3.38      9/12/2005        10,000
   10,000    Mercantile Safe Deposit & Trust, CD                                               3.43     10/18/2005        10,000
   20,000    Northern Rock plc, Floating-Rate Notes, Series C(b)                               3.35      8/03/2006        20,000
   50,000    Northern Rock plc, Senior MTN(b)                                                  3.41      7/07/2006        50,000
   75,000    Washington Mutual Bank, FA, Senior Global Notes, Series 5                         3.44      5/24/2006        75,000

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS (continued)
                   (in thousands)

USAA MONEY MARKET FUND
JULY 31, 2005

PRINCIPAL                                                                                 COUPON OR
   AMOUNT    SECURITY                                                                 DISCOUNT RATE       MATURITY         VALUE
--------------------------------------------------------------------------------------------------------------------------------
  $10,000    Wells Fargo & Co., Notes                                                          3.30%     8/03/2006    $   10,000
   10,000    WestLB AG, Floating-Rate Notes(b)                                                 3.36      8/11/2006        10,000
                                                                                                                      ----------
                                                                                                                         185,000
                                                                                                                      ----------
             GAS UTILITIES (1.7%)
   50,000    Baltimore Gas & Electric Co., 1st Refunding Mortgage Bonds                        3.34      9/01/2005        50,000
                                                                                                                      ----------
             LIFE & HEALTH INSURANCE (1.5%)
   25,000    Premium Asset Trust Certificates, Series 2003-9(b)                                3.68     10/07/2005        25,005
   15,000    Premium Asset Trust Certificates, Series 2004-8(b)                                3.40     10/14/2005        15,000
    5,000    Premium Asset Trust Certificates, Series 2001-2(b)                                3.83      3/28/2006         5,010
                                                                                                                      ----------
                                                                                                                          45,015
                                                                                                                      ----------
             MULTI-LINE INSURANCE (0.8%)
   25,000    Oil Insurance Ltd., Floating-Rate Notes(b)                                        3.52      1/09/2006        25,000
                                                                                                                      ----------
             OTHER DIVERSIFIED FINANCIAL SERVICES (0.7%)
   20,000    General Electric Capital Corp., Floating-Rate MTN, Series A                       3.45      8/09/2006        20,000
                                                                                                                      ----------
             REGIONAL BANKS (0.5%)
   15,000    Islandsbanki HF, Floating-Rate Notes (Iceland)(b)                                 3.53      8/22/2006        15,000
                                                                                                                      ----------
             SPECIALIZED FINANCE (1.7%)
   23,000    CIT Group, Inc., Global Senior MTN                                                3.44     11/04/2005        23,015
   15,000    CIT Group, Inc., Global Senior MTN                                                3.26      5/12/2006        15,000
   13,255    CIT Group, Inc., Global Senior MTN                                                3.65      6/19/2006        13,277
                                                                                                                      ----------
                                                                                                                          51,292
                                                                                                                      ----------
             THRIFTS & MORTGAGE FINANCE (3.2%)
   20,000    Countrywide Financial Corp., MTN, Series A                                        3.51      3/21/2006        19,998
   15,000    Countrywide Home Loans, Inc., MTN, Series M                                       3.39      8/26/2005        15,000
   20,000    Countrywide Home Loans, Inc., MTN, Series L                                       3.42      2/17/2006        20,006
   10,850    Countrywide Home Loans, Inc., MTN, Series L                                       3.68      4/12/2006        10,851

28

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS (continued)
                   (in thousands)

USAA MONEY MARKET FUND
JULY 31, 2005

PRINCIPAL                                                                                 COUPON OR
   AMOUNT    SECURITY                                                                 DISCOUNT RATE       MATURITY         VALUE
--------------------------------------------------------------------------------------------------------------------------------
  $ 7,321    Countrywide Home Loans, Inc., MTN, Series L                                       3.82%     6/02/2006    $    7,345
   20,000    Countrywide Home Loans, Inc., MTN, Series M                                       3.46      8/25/2006        20,018
                                                                                                                      ----------
                                                                                                                          93,218
                                                                                                                      ----------
             Total adjustable-rate notes (cost: $595,467)                                                                595,467
                                                                                                                      ----------

             TOTAL INVESTMENTS (COST: $2,947,977)                                                                     $2,947,977
                                                                                                                      ==========

 N O T E S
==========----------------------------------------------------------------------
           to Portfolio of INVESTMENTS

USAA MONEY MARKET FUND
JULY 31, 2005

GENERAL NOTES
--------------------------------------------------------------------------------

         Values of securities are determined by procedures and practices discussed in Note 1 to the financial statements.

         The cost of securities at July 31, 2005, for federal income tax purposes, was $2,947,977,000.

         The portfolio of investments category percentages shown represent the percentages of the investments to net assets and, in total, may not equal 100%.

SPECIFIC NOTES
--------------------------------------------------------------------------------

              (a) Commercial paper issued in reliance on the "private placement"
                  exemption from registration afforded by Section 4(2) of the Securities Act of 1933. Unless this commercial paper is subsequently registered, a resale of this commercial paper in the United States must be effected in a transaction exempt from registration under the Securities Act of 1933.
                  Section 4(2) commercial paper is normally resold to other investors through or with the assistance of the issuer or an investment dealer who makes a market in this security, and as such has been deemed liquid by USAA Investment Management Company (the Manager) under liquidity guidelines approved by the Board of Directors, unless otherwise noted as illiquid.

              (b) Restricted security that is not registered under the
                  Securities Act of 1933. A resale of this security in the United States may occur in an exempt transaction to a qualified institutional buyer as defined by Rule 144A and as such has been deemed liquid by the Manager under liquidity guidelines approved by the Board of Directors, unless otherwise noted as illiquid.

30

 N O T E S
==========----------------------------------------------------------------------
           to Portfolio of INVESTMENTS
           (continued)

USAA MONEY MARKET FUND
JULY 31, 2005

              (c) Security that has been deemed illiquid by the Manager, under liquidity guidelines approved by the Board of Directors.
                  The aggregate value of these securities at July 31, 2005, was $29,400,000, which represented 1.0% of the Fund's net assets.

              (d) Represents less than 0.1% of net assets.

         SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

 S T A T E M E N T
==================--------------------------------------------------------------
                   of ASSETS and LIABILITIES
                   (in thousands)

USAA MONEY MARKET FUND
JULY 31, 2005

ASSETS
   Investments in securities (valued at amortized cost)                          $2,947,977
   Cash                                                                                  97
   Receivables:
      Capital shares sold                                                            13,191
      Interest                                                                       12,352
                                                                                 ----------
         Total assets                                                             2,973,617
                                                                                 ----------
LIABILITIES
   Payables:
      Capital shares redeemed                                                        12,631
      Dividends on capital shares                                                        97
   Accrued management fees                                                              602
   Accrued transfer agent's fees                                                          5
   Other accrued expenses and payables                                                  256
                                                                                 ----------
         Total liabilities                                                           13,591
                                                                                 ----------
            Net assets applicable to capital shares outstanding                  $2,960,026
                                                                                 ==========
NET ASSETS CONSIST OF:
   Paid-in capital                                                               $2,960,024
   Accumulated undistributed net investment income                                        2
                                                                                 ----------
            Net assets applicable to capital shares outstanding                  $2,960,026
                                                                                 ==========
   Capital shares outstanding                                                     2,960,024
                                                                                 ==========
   Authorized shares of $.01 par value                                            7,700,000
                                                                                 ==========
   Net asset value, redemption price, and offering price per share               $     1.00
                                                                                 ==========

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

32

 S T A T E M E N T
==================--------------------------------------------------------------
                   of OPERATIONS
                   (in thousands)

USAA MONEY MARKET FUND
YEAR ENDED JULY 31, 2005

INVESTMENT INCOME
   Interest income                                                        $74,700
                                                                          -------
EXPENSES
   Management fees                                                          7,152
   Administration and servicing fees                                        2,980
   Transfer agent's fees                                                    5,782
   Custody and accounting fees                                                747
   Postage                                                                    652
   Shareholder reporting fees                                                 227
   Directors' fees                                                              7
   Registration fees                                                           69
   Professional fees                                                           95
   Other                                                                       67
                                                                          -------
      Total expenses                                                       17,778
   Expenses paid indirectly                                                   (55)
                                                                          -------
      Net expenses                                                         17,723
                                                                          -------
NET INVESTMENT INCOME                                                     $56,977
                                                                          =======

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

 S T A T E M E N T S
====================------------------------------------------------------------
                     of Changes in NET ASSETS
                     (in thousands)

USAA MONEY MARKET FUND
YEARS ENDED JULY 31,

                                                                  2005               2004
                                                           ------------------------------
FROM OPERATIONS
   Net investment income                                   $    56,977        $    20,920
   Net realized gain on investments                                  -                  2
                                                           ------------------------------
      Increase in net assets resulting from operations          56,977             20,922
                                                           ------------------------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
   Net investment income                                       (56,977)           (20,920)
                                                           ------------------------------
FROM CAPITAL SHARE TRANSACTIONS
   Proceeds from shares sold                                 3,124,438          3,110,200
   Reinvested dividends                                         55,872             20,491
   Cost of shares redeemed                                  (3,240,028)        (3,509,682)
                                                           ------------------------------
      Decrease in net assets from capital share
         transactions                                          (59,718)          (378,991)
                                                           ------------------------------
Net decrease in net assets                                     (59,718)          (378,989)

NET ASSETS
   Beginning of period                                       3,019,744          3,398,733
                                                           ------------------------------
   End of period                                           $ 2,960,026        $ 3,019,744
                                                           ==============================
Accumulated undistributed net investment income:
   End of period                                           $         2        $         -
                                                           ==============================
CHANGE IN SHARES OUTSTANDING
   Shares sold                                               3,124,438          3,110,200
   Shares issued for dividends reinvested                       55,872             20,491
   Shares redeemed                                          (3,240,028)        (3,509,682)
                                                           ------------------------------
      Decrease in shares outstanding                           (59,718)          (378,991)
                                                           ==============================

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

34

 N O T E S
==========----------------------------------------------------------------------
           to FINANCIAL Statements

USAA MONEY MARKET FUND
JULY 31, 2005

(1) SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
--------------------------------------------------------------------------------

         USAA MUTUAL FUND, INC. (the Company), registered under the Investment Company Act of 1940 (the 1940 Act), as amended, is an open-end management investment company incorporated under the laws of Maryland consisting of 17 separate funds. The information presented in this annual report pertains only to the USAA Money Market Fund (the Fund), which is classified as diversified under the 1940 Act. The Fund's investment objective is the highest income consistent with preservation of capital and the maintenance of liquidity.

             A. SECURITY VALUATION - The value of each security is determined
                (as of the close of trading on the New York Stock Exchange on each business day the exchange is open) as set forth below:

                1. Pursuant to Rule 2a-7 under the 1940 Act, securities in the
                   Fund are stated at amortized cost, which approximates market value. This method values a security at its cost on the date of purchase and, thereafter, assumes a constant amortization to maturity of any premiums or discounts. Repurchase agreements are valued at cost.

                2. Securities for which valuations are not readily available or are considered unreliable are valued in good faith at fair value, using methods determined by USAA Investment Management Company (the Manager), an affiliate of the Fund, under valuation procedures and procedures to stabilize net asset value approved by the Company's Board of Directors.

             B. FEDERAL TAXES - The Fund's policy is to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its income to its shareholders. Therefore, no federal income tax provision is required.

 N O T E S
==========----------------------------------------------------------------------
           to FINANCIAL Statements
           (continued)

USAA MONEY MARKET FUND
JULY 31, 2005

             C. INVESTMENTS IN SECURITIES - Security transactions are accounted for on the date the securities are purchased or sold (trade date). Gains or losses from sales of investment securities are computed on the identified cost basis. Interest income is recorded daily on the accrual basis. Discounts and premiums on securities are amortized over the life of the respective securities using the straight-line method.

             D. REPURCHASE AGREEMENTS - The Fund may enter into repurchase agreements with commercial banks or recognized security dealers. These agreements are collateralized by obligations issued or guaranteed as to both principal and interest by the U.S. government, its agencies, or its instrumentalities. Government-sponsored enterprises (GSEs), such as Fannie Mae and Freddie Mac, are supported only by the credit of the issuing U.S. government agency, and are neither issued nor guaranteed by the U.S. government. Obligations pledged as collateral are required to maintain a value equal to or in excess of the repurchase agreement price plus accrued interest and are held by the Fund, either through its regular custodian or through a special "tri-party" custodian that maintains separate accounts for both the Fund and its counterparty, until maturity of the repurchase agreement. The Fund's Manager monitors the creditworthiness of sellers with which the Fund may enter into repurchase agreements. As of July 31, 2005, the Fund did not invest in any repurchase agreements.

             E. SECURITIES PURCHASED ON A WHEN-ISSUED BASIS - Delivery and
                payment for securities that have been purchased by the Fund on a when-issued basis can take place a month or more after the trade date. During the period prior to settlement, these securities do not earn interest, are subject to market fluctuation, and may increase or decrease in value prior to their delivery. The Fund maintains segregated assets with a market value equal to or

36

 N O T E S
==========----------------------------------------------------------------------
           to FINANCIAL Statements
           (continued)

USAA MONEY MARKET FUND
JULY 31, 2005

                greater than the amount of its purchase commitments. The Fund had no when-issued commitments as of July 31, 2005.

             F. EXPENSES PAID INDIRECTLY - Through arrangements with the Fund's custodian and other banks utilized by the Fund for cash management purposes, realized credits, if any, generated from cash balances in the Fund's bank accounts are used to reduce the Fund's expenses. For the year ended July 31, 2005, these custodian and other bank credits reduced the Fund's expenses by $55,000.

             G. INDEMNIFICATIONS - Under the Company's organizational
                documents, its officers and directors are indemnified against certain liabilities arising out of the performance of their duties to the Company. In addition, in the normal course of business the Company enters into contracts that contain a variety of representations and warranties that provide general indemnifications. The Company's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Company that have not yet occurred. However, the Company expects the risk of loss to be remote.

             I. USE OF ESTIMATES - The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that may affect the reported amounts in the financial statements.

(2) LINES OF CREDIT
--------------------------------------------------------------------------------

         Effective January 6, 2005, the Fund participates in a joint, short-term, revolving, committed loan agreement of $300 million with USAA Capital Corporation (CAPCO), an affiliate of the Manager. The purpose of the agreement is to meet temporary or emergency cash needs, including redemption requests that might otherwise require the untimely disposition of securities. Subject to availability under the agreement, the Fund may borrow from CAPCO an amount up to 5%

 N O T E S
==========----------------------------------------------------------------------
           to FINANCIAL Statements
           (continued)

USAA MONEY MARKET FUND
JULY 31, 2005

         of the Fund's total assets at a rate per annum equal to the rate at which CAPCO obtains funding in the capital markets, with no markup.

         The USAA funds that are party to the loan agreement are assessed facility fees by CAPCO based on the funds' assessed proportionate share of CAPCO's operating expenses related to obtaining and maintaining CAPCO's funding programs in total (in no event to exceed 0.09% annually of the $300 million loan agreement). The facility fees are allocated among the funds based on their respective average net assets for the period.

         Prior to January 6, 2005, the loan agreement with CAPCO was in the amount of $400 million, and the Fund also participated with other USAA funds in a joint, short-term, revolving, committed loan agreement of $100 million with Bank of America and State Street Bank and Trust Company (State Street), under which Bank of America and State Street both committed $50 million. Subject to availability under its agreement with Bank of America and State Street, the Fund could borrow from Bank of America and State Street, at the federal funds rate plus a 0.50% markup, an amount which, when added to outstanding borrowings under the CAPCO agreement, did not exceed 25% of the Fund's total assets. The USAA funds that were party to the loan agreement with Bank of America and State Street were assessed facility fees in an annual amount equal to 0.09% of the $100 million loan agreement, whether used or not. The facility fees were allocated among the funds based on their respective average net assets for the period.

         For the year ended July 31, 2005, the Fund paid CAPCO facility fees of $8,000, which represents 10.2% of total fees paid to CAPCO by the USAA funds. The Fund had no borrowings under any of these agreements during the year ended July 31, 2005.

38

 N O T E S
==========----------------------------------------------------------------------
           to FINANCIAL Statements
           (continued)

USAA MONEY MARKET FUND
JULY 31, 2005

(3) DISTRIBUTIONS
--------------------------------------------------------------------------------

         The character of any distributions made during the year from net investment income or net realized gains is determined in accordance with federal tax regulations and may differ from those determined in accordance with U.S. generally accepted accounting principles. Also, due to the timing of distributions, the fiscal year in which amounts are distributed may differ from the year that the income or realized gains were recorded by the Fund.

         During the current fiscal year, permanent differences between book-basis and tax-basis accounting for distributions resulted in reclassifications made to the statement of assets and liabilities to increase accumulated undistributed net investment income and decrease accumulated net realized gain on investments by $2,000. This reclassification had no effect on net assets.

         The tax character of distributions paid during the years ended July 31, 2005, and 2004, was as follows:


                                              2005                  2004
                                          ---------------------------------
         Ordinary income*                 $56,977,000           $20,920,000


         *Includes distribution of short-term realized capital gains, if any, which are taxable as ordinary income.

         As of July 31, 2005, the components of net assets representing distributable earnings on a tax basis were as follows:


         Undistributed ordinary income                             $621,000


         Net investment income is accrued daily as dividends and distributed to shareholders monthly. Distributions of realized gains from security transactions not offset by capital losses are made annually in the succeeding fiscal year or as otherwise required to avoid the payment of federal taxes.

 N O T E S
==========----------------------------------------------------------------------
           to FINANCIAL Statements
           (continued)

USAA MONEY MARKET FUND
JULY 31, 2005

(4) TRANSACTIONS WITH MANAGER
--------------------------------------------------------------------------------

             A. MANAGEMENT FEES - The Manager carries out the Fund's investment policies and manages the Fund's portfolio. The Fund's management fees are accrued daily and paid monthly at an annualized rate of 0.24% of the Fund's average net assets. For the year ended July 31, 2005, the Fund incurred management fees, paid or payable to the Manager, of $7,152,000.

             B. ADMINISTRATION AND SERVICING FEES - The Manager provides certain administration and shareholder servicing functions for the Fund. For such services, the Manager receives a fee accrued daily and paid monthly at an annualized rate of 0.10% of the Fund's average net assets. For the year ended July 31, 2005, the Fund incurred administration and servicing fees, paid or payable to the Manager, of $2,980,000.

                In addition to the services provided under its Administration and Servicing Agreement with the Fund, the Manager also provides certain legal and tax services for the benefit of the Fund. The Company's Board of Directors has approved the reimbursement of these expenses incurred by the Manager. For the year ended
                July 31, 2005, the Fund reimbursed the Manager $64,000 for these legal and tax services.

             C. TRANSFER AGENT'S FEES - USAA Transfer Agency Company, d/b/a USAA
                Shareholder Account Services (SAS), an affiliate of the Manager, provides transfer agent services to the Fund based on an annual charge of $25.50 per shareholder account plus out-of-pocket expenses. The Fund also pays SAS fees that are related to the administration and servicing of accounts that are traded on an omnibus basis. For the year ended July 31, 2005, the Fund incurred transfer agent's fees, paid or payable to SAS, of $5,782,000.

40

 N O T E S
==========----------------------------------------------------------------------
           to FINANCIAL Statements
           (continued)

USAA MONEY MARKET FUND
JULY 31, 2005

             D. UNDERWRITING SERVICES - The Manager provides exclusive
                underwriting and distribution of the Fund's shares on a continuing best-efforts basis. The Manager receives no commissions or fees for this service.

(5) TRANSACTIONS WITH AFFILIATES
--------------------------------------------------------------------------------

                USAA Investment Management Company is an indirectly wholly owned subsidiary of United Services Automobile Association (the Association), a large, diversified financial services institution. At July 31, 2005, the Association and its affiliates owned 3,000 shares (0.0%) of the Fund.

                Certain directors and officers of the Fund are also directors, officers, and/or employees of the Manager. None of the affiliated directors or Fund officers received any compensation from the Fund.

 N O T E S
==========----------------------------------------------------------------------
           to FINANCIAL Statements
           (continued)

USAA MONEY MARKET FUND
JULY 31, 2005

(9) FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Per share operating performance for a share outstanding throughout each period is as follows:

                                                                                  YEAR ENDED JULY 31,
                                                     --------------------------------------------------------------------------
                                                           2005             2004             2003           2002           2001
                                                     --------------------------------------------------------------------------
Net asset value at beginning of period               $     1.00       $     1.00       $     1.00     $     1.00     $     1.00
                                                     --------------------------------------------------------------------------
Income from investment operations:
   Net investment income                                    .02              .01              .01            .02            .05
   Net realized and unrealized gain                         .00(b)           .00(b)             -              -              -
                                                     --------------------------------------------------------------------------
Total from investment operations                            .02              .01              .01            .02            .05
Less distributions:
   From net investment income                              (.02)            (.01)            (.01)          (.02)          (.05)
                                                     --------------------------------------------------------------------------
Net asset value at end of period                     $     1.00       $     1.00       $     1.00     $     1.00     $     1.00
                                                     ==========================================================================
Total return (%)*                                          1.93              .66             1.15           2.02           5.54
Net assets at end of period (000)                    $2,960,026       $3,019,744       $3,398,733     $3,569,459     $3,867,791
Ratio of expenses to average
   net assets (%)(a)                                        .60              .60              .59            .57            .49
Ratio of net investment income to
   average net assets (%)**                                1.91              .66             1.15           2.01           5.36

  * Assumes reinvestment of all net investment income distributions during the period. Calculated based on adjusted net assets and could differ from the iMoneyNet, Inc. calculated return.
 ** For the year ended July 31, 2005, average net assets were $2,979,693,000.
(a) Reflects total operating expenses of the Fund before reductions of any expenses paid indirectly. The Fund's expenses paid indirectly decreased the expense ratios as follows:
                                                           (.00%)+          (.00%)+          (.01%)         (.00%)+        (.00%)+
    + Represents less than 0.01% of average net assets.
(b) Represents less than $0.01 per share.

42

 E X P E N S E
==============------------------------------------------------------------------
               EXAMPLE (unaudited)

USAA MONEY MARKET FUND
JULY 31, 2005

EXAMPLE
--------------------------------------------------------------------------------

         As a shareholder of the Fund, you incur two types of costs: direct costs, such as wire fees, redemption fees, and low balance fees, and indirect costs, including management fees, transfer agency fees, and other Fund operating expenses. This example is intended to help you understand your indirect costs, also referred to as "ongoing costs," (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

         The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire six-month period of February 1, 2005, through July 31, 2005.

ACTUAL EXPENSES
--------------------------------------------------------------------------------

         The first line of the table on the next page provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested at the beginning of the period, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES
--------------------------------------------------------------------------------

         The second line of the table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the

 E X P E N S E
==============------------------------------------------------------------------
               EXAMPLE (unaudited)
               (continued)

USAA MONEY MARKET FUND
JULY 31, 2005

         Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

         Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any direct costs, such as wire fees, redemption fees, or low balance fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these direct costs were included, your costs would have been higher.

                                                                               EXPENSE PAID
                                      BEGINNING             ENDING             DURING PERIOD*
                                    ACCOUNT VALUE        ACCOUNT VALUE       FEBRUARY 1, 2005 -
                                   FEBRUARY 1, 2005      JULY 31, 2005         JULY 31, 2005
                                   -----------------------------------------------------------
Actual                                $1,000.00            $1,012.10               $2.94
Hypothetical
   (5% return before expenses)         1,000.00             1,021.88                2.95

         *Expenses are equal to the Fund's annualized expense ratio of 0.59%, which is net of any expenses paid indirectly, multiplied by the average account value over the period, multiplied by 181 days/365 days (to reflect the one-half year period). The Fund's ending account value on the first line in the table is based on its actual total return of 1.21% for the six-month period of February 1, 2005, through July 31, 2005.

44

 A D V I S O R Y
================----------------------------------------------------------------
                 AGREEMENT (unaudited)

USAA MONEY MARKET FUND
JULY 31, 2005

          At a meeting of the Board of Directors held on April 27-28, 2005, the Board, including the Directors who are not "interested persons" of the Company (the "Independent Directors"), approved the continuance of the Investment Advisory Agreement between the Company and the Manager with respect to the Fund.

          In advance of the meeting, the Directors received and considered a variety of information relating to the Investment Advisory Agreement and the Manager, and were given the opportunity to ask questions and request additional information from management. The information provided to the Board included, among other things: (i) a separate report prepared by an independent third party, which provided a statistical analysis comparing the Fund's investment performance, expenses, and fees to comparable investment companies; (ii) information concerning the services rendered to the Fund, as well as information regarding the Manager's revenues and costs of providing services to the Fund and compensation paid to affiliates of the Manager; and (iii) information about the Manager's operations and personnel. Prior to voting, the Independent Directors reviewed the proposed continuance of the Investment Advisory Agreement with management and with experienced independent counsel and received materials from such counsel discussing the legal standards for their consideration of the proposed continuation of the Investment Advisory Agreement with respect to the Fund. The Independent Directors also reviewed the proposed continuation of the Investment Advisory Agreement with respect to the Fund in private sessions with their counsel at which no representatives of management were present.

          At each regularly scheduled meeting of the Board and its committees, the Board of Directors of the Company receives and reviews, among other things, information concerning the Fund's performance and related services provided by the Manager. At the meeting at which the renewal of the Investment Advisory Agreement is considered, particular focus is given to information concerning Fund performance,

 A D V I S O R Y
================----------------------------------------------------------------
                 AGREEMENT (unaudited)
                 (continued)

USAA MONEY MARKET FUND
JULY 31, 2005

          comparability of fees and total expenses, and profitability. However, the Board noted that the evaluation process with respect to the Manager is an ongoing one. In this regard, the Board's and its committees' consideration of the Investment Advisory Agreement included certain types of information previously received at such meetings.

          After full consideration of a variety of factors, the Board of Directors, including the Independent Directors, voted to approve the Investment Advisory Agreement. In approving the Investment Advisory Agreement, the Directors did not identify any single factor as controlling, and each Director attributed different weights to various factors. Throughout their deliberations, the Independent Directors were represented and assisted by independent counsel.

          NATURE, EXTENT, AND QUALITY OF SERVICES. In considering the nature, extent, and quality of the services provided by the Manager under the Investment Advisory Agreement, the Board of Directors reviewed information provided by the Manager relating to its operations and personnel. The Board also took into account its familiarity with the Manager's management through Board meetings, discussions, and reports during the preceding year. The Board considered the fees paid to the Manager and the services provided to the Fund by the Manager under the Investment Advisory Agreement, as well as other services provided by the Manager and its affiliates under other agreements, and the personnel who provide these services. In addition to the investment advisory services provided to the Fund, the Manager and its affiliates provide administrative services, stockholder services, oversight of Fund accounting, marketing services, assistance in meeting legal and regulatory requirements, and other services necessary for the operation of the Fund and the Company.

          The Board considered the Manager's management style and the performance of its duties under the Investment Advisory Agreement. The Board considered the level and depth of knowledge of the Manager,

46

 A D V I S O R Y
================----------------------------------------------------------------
                 AGREEMENT (unaudited)
                 (continued)

USAA MONEY MARKET FUND
JULY 31, 2005

          including the professional experience and qualifications of its senior and investment personnel, as well as current staffing levels. The allocation of the Fund's brokerage, including the Manager's process for monitoring "best execution," was also considered. The Manager's role in coordinating the activities of the Fund's other service providers was also considered. The Board considered the Manager's financial condition and that it had the financial wherewithal to continue to provide the same scope and high quality of services under the Investment Advisory Agreement. In reviewing the Investment Advisory Agreement, the Board focused on the experience, resources, and strengths of the Manager and its affiliates in managing investment companies, including the Fund.

          The Board also reviewed the compliance and administrative services provided to the Fund by the Manager, including oversight of the Fund's day-to-day operations and oversight of Fund accounting. The Manager and its affiliates provide compliance and administrative services to the Fund. The Directors, guided also by information obtained from their experiences as directors of the Fund and other investment companies managed by the Manager, also focused on the quality of the Manager's compliance and administrative staff.

          EXPENSES AND PERFORMANCE. In connection with its consideration of the Investment Advisory Agreement, the Board evaluated the Fund's advisory fees and total expense ratio as compared to other open-end investment companies deemed to be comparable to the Fund as determined by the independent third party in its report. The Fund's expenses were compared to (i) a group of investment companies chosen by the independent third party to be comparable to the Fund based upon certain factors, including fund type, comparability of investment objectives and classifications, sales load type (in this case, investment companies with no sales loads), asset size, and expense components (the "expense group") and (ii) a larger group of investment companies that includes the Fund and all other no-load retail money

 A D V I S O R Y
================----------------------------------------------------------------
                 AGREEMENT (unaudited)
                 (continued)

USAA MONEY MARKET FUND
JULY 31, 2005

          market funds regardless of asset size, excluding outliers (the "expense universe"). Among other data, the Board noted that the Fund's management fee rate -- which includes advisory and administrative services -- was the median of its expense group and below the median of its expense universe. The data indicated that the Fund's total expense ratio was above the median of its expense group and below the median of its expense universe. The Board took into account the various services provided to the Fund by the Manager and its affiliates, including the nature and high quality of the services provided by the Manager. In addition, the Board noted the relatively small range of difference between the expenses of the Fund and the other funds in its expense group. The Board also noted the level and method of computing the management fee.

          In considering the Fund's performance, the Board of Directors noted that the Board reviews at its regularly scheduled meetings information about the Fund's performance results. The Directors also reviewed various comparative data provided to them in connection with their consideration of the renewal of the Investment Advisory Agreement, including, among other information, a comparison of the Fund's average annual total return with its Lipper index and with that of other mutual funds deemed to be in its peer group by the independent third party in its report (the "performance universe"). The Fund's performance universe consisted of the Fund and all retail and institutional money market funds regardless of asset size or primary channel of distribution. This comparison indicated that the Fund's performance exceeded the average of its performance universe and its Lipper index for the one-, three-, and five-year periods ended December 31, 2004. The Board also noted that the Fund's percentile performance ranking was in the top 30% of its performance universe for the one- and three-year periods ended December 31, 2004.

          COMPENSATION AND PROFITABILITY. The Board took into consideration the level and method of computing the management fee. The information

48

 A D V I S O R Y
================----------------------------------------------------------------
                 AGREEMENT (unaudited)
                 (continued)

USAA MONEY MARKET FUND
JULY 31, 2005

          considered by the Board included operating profit margin information for the Manager's business as a whole. The Board also received and considered profitability information related to the management revenues from the Fund. This consideration included a broad review of the methodology used in the allocation of certain costs to the Fund. The Directors reviewed the profitability of the Manager's relationship with the Fund before tax expenses. In reviewing the overall profitability of the management fee to the Manager, the Board also considered the fact that affiliates provide shareholder servicing and administrative services to the Fund for which they receive compensation. The Board also considered the possible direct and indirect benefits to the Manager from its relationship with the Company, including that the Manager may derive reputational and other benefits from its association with the Fund. The Directors recognized that the Manager should be entitled to earn a reasonable level of profits in exchange for the level of services it provides to the Fund and the entrepreneurial risk that it assumes as Manager.

          ECONOMIES OF SCALE. The Board considered whether there should be changes in the management fee rate or structure in order to enable the Fund to participate in any economies of scale that the Manager may experience as a result of growth in the Fund's assets. The Board noted that the Fund's contractual management fee is below the asset-weighted average of funds at most asset levels in its peer group as set forth in the report prepared by the independent third party. The Board also took into account management's discussion of the relatively small universe of funds that currently have breakpoints in their advisory fee. The Board determined that the current investment management fee structure was reasonable.

          CONCLUSIONS. The Board reached the following conclusions regarding the Fund's Investment Advisory Agreement with the Manager, among others: (i) the Manager has demonstrated that it possesses the capability and resources to perform the duties required of it under the Investment

 A D V I S O R Y
================----------------------------------------------------------------
                 AGREEMENT (unaudited)
                 (continued)

USAA MONEY MARKET FUND
JULY 31, 2005

          Advisory Agreement; (ii) the Manager maintains an appropriate compliance program; (iii) the performance of the Fund is reasonable in relation to the performance of funds with similar investment objectives and to relevant indices; (iv) the Fund's advisory expenses are reasonable in relation to those of similar funds and to the services to be provided by the Manager; and (v) the Manager's level of profitability from its relationship with the Fund is reasonable. Based on its conclusions, the Board determined that continuation of the Investment Advisory Agreement would be in the interests of the Fund and its shareholders.

50

 D I R E C T O R S '  A N D  O F F I C E R S '
====================------------------------------------------------------------
                     INFORMATION

DIRECTORS* AND OFFICERS OF THE COMPANY
--------------------------------------------------------------------------------

         The Board of Directors of the Company consists of six Directors. These Directors and the Company's Officers supervise the business affairs of the USAA family of funds. The Board of Directors is responsible for the general oversight of the funds' business and for assuring that the funds are managed in the best interests of each fund's respective shareholders. The Board of Directors periodically reviews the funds' investment performance as well as the quality of other services provided to the funds and their shareholders by each of the fund's service providers, including USAA Investment Management Company (IMCO) and its affiliates. The term of office for each Director shall be 20 years or until the Director reaches age 70. All members of the Board of Directors shall be presented to shareholders for election or reelection, as the case may be, at least once every five years. Vacancies on the Board of Directors can be filled by the action of a majority of the Directors, provided that at least two-thirds of the Directors have been elected by the shareholders.

         Set forth below are the Directors and Officers of the Company, their respective offices and principal occupations during the last five years, length of time served, and information relating to any other directorships held. Each serves on the Board of Directors of the USAA family of funds consisting of four registered investment companies offering 39 individual funds as of July 31, 2005. Unless otherwise indicated, the business address of each is 9800 Fredericksburg Road, San Antonio, TX 78288.

         If you would like more information about the funds' Directors, you may call (800) 531-8181 to request a free copy of the funds' statement of additional information (SAI).

         * FOR SIMPLICITY THROUGHOUT THIS SECTION, THE BOARDS OF DIRECTORS AND BOARDS OF TRUSTEES OF THE FOUR LEGAL ENTITIES THAT COMPRISE THE USAA FAMILY OF FUNDS WILL BE IDENTIFIED AS THE BOARD OF DIRECTORS.

 . . . C O N T I N U E D
========================--------------------------------------------------------
                         INFORMATION

INTERESTED DIRECTOR(1)
--------------------------------------------------------------------------------

         CHRISTOPHER W. CLAUS(2,4)
         Director
         Born: December 1960
         Year of Election or Appointment: 2001

         President, Chief Executive Officer, Director, and Chairman of the Board of Directors, IMCO (12/04-present); President and Chief Executive Officer, Director, and Vice Chairman of the Board of Directors, IMCO (2/01-12/04); Senior Vice President, Investment Sales and Service, IMCO (7/00-2/01). Mr. Claus serves as President, Director/Trustee, and Vice Chairman of the Boards of Director/Trustee of the USAA family of funds. He also serves as President, Director, and Chairman of the Board of Directors of USAA Shareholder Account Services. He also holds the Officer position of Senior Vice President of USAA Life Investment Trust, a registered investment company offering five individual funds.

         (1) INDICATES THE DIRECTOR IS AN EMPLOYEE OF USAA INVESTMENT MANAGEMENT COMPANY OR AFFILIATED COMPANIES AND IS CONSIDERED AN "INTERESTED PERSON" UNDER THE INVESTMENT COMPANY ACT OF 1940.

         (2) MEMBER OF EXECUTIVE COMMITTEE

         (3) MEMBER OF AUDIT COMMITTEE

         (4) MEMBER OF PRICING AND INVESTMENT COMMITTEE

         (5) MEMBER OF CORPORATE GOVERNANCE COMMITTEE

         (6) THE ADDRESS FOR ALL NON-INTERESTED DIRECTORS IS THAT OF THE USAA FUNDS, P.O. BOX 659430, SAN ANTONIO, TX 78265-9430.

52

 . . . C O N T I N U E D
========================--------------------------------------------------------
                         INFORMATION

NON-INTERESTED (INDEPENDENT) DIRECTORS
--------------------------------------------------------------------------------

         BARBARA B. DREEBEN(3,4,5,6)
         Director
         Born: June 1945
         Year of Election or Appointment: 1994

         President, Postal Addvantage (7/92-present), a postal mail list management service. Mrs. Dreeben serves as Director/Trustee of the USAA family of funds. Mrs. Dreeben holds no other directorships of any publicly held corporations or other investment companies outside the USAA family of funds.

         ROBERT L. MASON, PH.D.(3,4,5,6)
         Director
         Born: July 1946
         Year of Election or Appointment: 1997

         Institute Analyst, Southwest Research Institute (3/02-present); Staff Analyst, Southwest Research Institute (9/98-3/02), which focuses in the fields of technological research. Dr. Mason serves as a Director/Trustee of the USAA family of funds. Dr. Mason holds no other directorships of any publicly held corporations or other investment companies outside the USAA family of funds.

         MICHAEL F. REIMHERR(3,4,5,6)
         Director
         Born: August 1945
         Year of Election or Appointment: 2000

         President of Reimherr Business Consulting (5/95-present), an organization that performs business valuations of large companies to include the development of annual business plans, budgets, and internal financial reporting. Mr. Reimherr serves as a Director/Trustee of the USAA family of funds. Mr. Reimherr holds no other directorships of any publicly held corporations or other investment companies outside the USAA family of funds.

 . . . C O N T I N U E D
========================--------------------------------------------------------
                         INFORMATION

         LAURA T. STARKS, PH.D.(3,4,5,6)
         Director
         Born: February 1950
         Year of Election or Appointment: 2000

         Charles E. and Sarah M. Seay Regents Chair Professor of Finance, University of Texas at Austin (9/96-present). Dr. Starks serves as a Director/Trustee of the USAA family of funds. Dr. Starks holds no other directorships of any publicly held corporations or other investment companies outside the USAA family of funds.

         RICHARD A. ZUCKER(2,3,4,5,6)
         Director and Chairman of the Board of Directors
         Born: July 1943
         Year of Election or Appointment: 1992+

         Vice President, Beldon Roofing Company (7/85-present). Mr. Zucker serves as a Director/Trustee of the USAA family of funds. Mr. Zucker holds no other directorships of any publicly held corporations or other investment companies outside the USAA family of funds.

         (1) INDICATES THE DIRECTOR IS AN EMPLOYEE OF USAA INVESTMENT MANAGEMENT COMPANY OR AFFILIATED COMPANIES AND IS CONSIDERED AN "INTERESTED PERSON" UNDER THE INVESTMENT COMPANY ACT OF 1940.

         (2) MEMBER OF EXECUTIVE COMMITTEE

         (3) MEMBER OF AUDIT COMMITTEE

         (4) MEMBER OF PRICING AND INVESTMENT COMMITTEE

         (5) MEMBER OF CORPORATE GOVERNANCE COMMITTEE

         (6) THE ADDRESS FOR ALL NON-INTERESTED DIRECTORS IS THAT OF THE USAA FUNDS, P.O. BOX 659430, SAN ANTONIO, TX 78265-9430.

         +   MR. ZUCKER WAS ELECTED AS CHAIRMAN OF THE BOARD IN 2005.

54

 . . . C O N T I N U E D
========================--------------------------------------------------------
                         INFORMATION

INTERESTED OFFICERS(1)
--------------------------------------------------------------------------------

         CLIFFORD A. GLADSON
         Vice President
         Born: November 1950
         Year of Appointment: 2002

         Senior Vice President, Fixed Income Investments, IMCO (9/02-present); Vice President, Fixed Income Investments, IMCO (5/02-9/02); Vice President, Mutual Fund Portfolios, IMCO (12/99-5/02). Mr. Gladson also holds the Officer position of Vice President of USAA Life Investment Trust, a registered investment company offering five individual funds.

         STUART WESTER
         Vice President
         Born: June 1947
         Year of Appointment: 2002

         Vice President, Equity Investments, IMCO (1/99-present). Mr. Wester also holds the Officer position of Vice President of USAA Life Investment Trust, a registered investment company offering five individual funds.

         MARK S. HOWARD
         Secretary
         Born: October 1963
         Year of Appointment: 2002

         Senior Vice President, Life/IMCO/USAA Financial Planning Services
         (FPS) General Counsel, USAA (10/03-present); Senior Vice President, Securities Counsel, USAA (12/02-10/03); Senior Vice President, Securities Counsel & Compliance, IMCO (1/02-12/02); Vice President, Securities Counsel & Compliance, IMCO (7/00-1/02). Mr. Howard also holds the Officer positions of Senior Vice President, Secretary, and Counsel for USAA Life Insurance Company, IMCO, USAA Financial Advisers, Inc. (FAI), FPS, and USAA Shareholder Account Services; and Secretary for USAA Life Investment Trust, a registered investment company offering five individual funds.

 . . . C O N T I N U E D
========================--------------------------------------------------------
                         INFORMATION

         DEBRA K. DUNN
         Treasurer
         Born: August 1969
         Year of Appointment: 2005

         Assistant Vice President, IMCO/FPS Finance, USAA (9/04-present); Executive Director, IMCO/FPS Finance, USAA (12/03-9/04); Executive Director, FPS Finance, USAA (2/03-12/03); Director, FPS Finance, USAA (12/02-2/03); Director, Strategic Financial Analysis, IMCO (1/01-12/02). Financial Business Analyst, Strategic Financial Analysis, IMCO (3/00-1/01). Ms. Dunn also holds the Officer positions of Assistant Vice President and Treasurer for IMCO, USAA Shareholder Account Services, FPS, and FAI, and Treasurer of USAA Life Investment Trust, a registered investment company offering five individual funds.

         EILEEN M. SMILEY
         Assistant Secretary
         Born: November 1959
         Year of Appointment: 2003

         Vice President, Securities Counsel, USAA (2/04-present); Assistant Vice President, Securities Counsel, USAA (1/03-2/04); Attorney, Morrison & Foerster, LLP (1/99-1/03). Ms. Smiley also holds the Officer positions of Vice President and Assistant Secretary of IMCO, FAI, and FPS; and Assistant Secretary of USAA Life Investment Trust, a registered investment company offering five individual funds.

         ROBERTO GALINDO, JR.
         Assistant Treasurer
         Born: November 1960
         Year of Appointment: 2000

         Assistant Vice President, Portfolio Accounting/Financial
         Administration, USAA (12/02-present); Assistant Vice President, Mutual Fund Analysis & Support, IMCO (10/01-12/02); Executive Director, Mutual Fund Analysis & Support, IMCO (6/00-10/01). Mr. Galindo also holds the Officer position of Assistant Treasurer of USAA Life Investment Trust, a registered investment company offering five individual funds.

56

 . . . C O N T I N U E D
========================--------------------------------------------------------
                         INFORMATION

         JEFFREY D. HILL
         Chief Compliance Officer
         Born: December 1967
         Year of Appointment: 2004

         Assistant Vice President, Mutual Funds Compliance, USAA
         (9/04-present); Assistant Vice President, Investment Management Administration & Compliance, USAA (12/02-9/04); Assistant Vice President, Investment Management Administration & Compliance, IMCO (9/01-12/02); Senior Manager, Investment Management Assurance and Advisory Services, KPMG LLP (6/98-8/01). Mr. Hill also serves as Chief Compliance Officer of USAA Life Investment Trust, a registered investment company offering five individual funds.

         (1) INDICATES THOSE OFFICERS WHO ARE EMPLOYEES OF USAA INVESTMENT MANAGEMENT COMPANY OR AFFILIATED COMPANIES AND ARE CONSIDERED "INTERESTED PERSONS" UNDER THE INVESTMENT COMPANY ACT OF 1940.

               DIRECTORS      Christopher W. Claus
                              Barbara B. Dreeben
                              Robert L. Mason, Ph.D.
                              Michael F. Reimherr
                              Laura T. Starks, Ph.D.
                              Richard A. Zucker

          ADMINISTRATOR,      USAA Investment Management Company
     INVESTMENT ADVISER,      P.O. Box 659453
            UNDERWRITER,      San Antonio, Texas 78265-9825
         AND DISTRIBUTOR

          TRANSFER AGENT      USAA Shareholder Account Services
                              9800 Fredericksburg Road
                              San Antonio, Texas 78288

               CUSTODIAN      State Street Bank and Trust Company
          AND ACCOUNTING      P.O. Box 1713
                   AGENT      Boston, Massachusetts 02105

             INDEPENDENT      Ernst & Young LLP
       REGISTERED PUBLIC      100 West Houston St., Suite 1800
         ACCOUNTING FIRM      San Antonio, Texas 78205

               TELEPHONE      Call toll free - Central time
        ASSISTANCE HOURS      Monday - Friday, 7 a.m. to 10 p.m.
                              Saturday, 8:30 a.m. to 5 p.m.
                              Sunday, 10:30 a.m. to 7 p.m.

          FOR ADDITIONAL      (800) 531-8181
       INFORMATION ABOUT      For account servicing, exchanges,
            MUTUAL FUNDS      or redemptions (800) 531-8448

         RECORDED MUTUAL      24-hour service (from any phone)
       FUND PRICE QUOTES      (800) 531-8066

             MUTUAL FUND      (from touch-tone phones only)
          USAA TOUCHLINE      For account balance, last transaction, fund
                              prices, or to exchange or redeem fund shares
                              (800) 531-8777

         INTERNET ACCESS      USAA.COM

THROUGH OUR ONGOING EFFORTS TO REDUCE EXPENSES, YOUR REPORT MAILINGS ARE STREAMLINED. WE DEVELOP MAILING LISTS USING CRITERIA SUCH AS ADDRESS, MEMBER NUMBER, AND SURNAME TO SEND ONE REPORT TO EACH HOUSEHOLD INSTEAD OF SENDING A REPORT TO EVERY REGISTERED OWNER. THIS PRACTICE IS DESIGNED TO REDUCE DUPLICATE COPIES AND SAVE PAPER AND POSTAGE COSTS TO THE FUND. IF YOU PREFER NOT TO PARTICIPATE IN STREAMLINING AND WOULD LIKE TO CONTINUE RECEIVING ONE REPORT PER REGISTERED ACCOUNT OWNER, PLEASE CALL US AND WE WILL BEGIN YOUR INDIVIDUAL DELIVERY WITHIN 30 DAYS OF YOUR REQUEST.

THE FUND FILES ITS COMPLETE SCHEDULE OF PORTFOLIO HOLDINGS WITH THE SEC FOR THE FIRST AND THIRD QUARTERS OF EACH FISCAL YEAR ON FORM N-Q. THESE FORMS N-Q ARE AVAILABLE (I) BY CALLING (800) 531-8448; (II) AT USAA.COM; AND (III) ON THE SEC'S WEB SITE AT HTTP://WWW.SEC.GOV. THESE FORMS N-Q ALSO MAY BE REVIEWED AND COPIED AT THE SEC'S PUBLIC REFERENCE ROOM IN WASHINGTON, DC. INFORMATION ON THE OPERATION OF THE PUBLIC REFERENCE ROOM MAY BE OBTAINED BY CALLING (800) SEC-0330.

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

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               USAA               ----------------------------------
                                     INSURANCE o MEMBER SERVICES

23427-0905                                   (C)2005, USAA. All rights reserved.



ITEM 2.  CODE OF ETHICS.

On June 25, 2003, the Board of Directors of USAA Mutual Fund, Inc. approved a Code of Ethics (Sarbanes Code) applicable solely to its senior financial officers, including its principal executive officer (President), as defined under the Sarbanes-Oxley Act of 2002 and implementing regulations of the Securities and Exchange Commission. On September 14, 2005, the Board of Directors of USAA Mutual Fund, Inc. approved a revised Sarbanes Code applicable to the Funds' senior financial officers. There were no substantive changes to the ethical duties or responsibilities of the Funds' senior financial officers. The changes to the Sarbanes Code were necessary because of the change of the Funds' Chairman of the Board to an independent director. The revised Sarbanes Code clarifies that the same USAA personnel will continue to receive reports of all violations of the Sarbanes Code and be required to approve outside employment and certain financial interests in transactions. Under the revised Sarbanes Code, the Funds' Board of Directors will continue to receive the same notifications, reports and have the same power that it had before under the original Sarbanes Code. A copy of the revised Sarbanes Code is attached as an Exhibit to this Form N-CSR.

No waivers (explicit or implicit) have been granted from a provision of the Sarbanes Code or the revised Sarbanes Code.



ITEM 3.  AUDIT COMMITTEE FINANCIAL EXPERT.

Dr. Laura T. Starks, Ph.D. has been designated as an audit committee financial expert for USAA Mutual Fund, Inc. Dr. Starks has served as a professor of Finance at the University of Texas at Austin since 1987, and has served as the Chair Professor of Finance since 1996. Dr. Starks also has served as a consultant to numerous clients, including accounting firms, on a range of finance, accounting and auditing issues. Dr. Starks is an independent director who serves as a member of the Audit Committee, Pricing and Investment Committee and the Corporate Governance Committee of the Board of Trustees of USAA Mutual Fund, Inc.



ITEM 4.  PRINCIPAL ACCOUNTANT FEES AND SERVICES.

(a) AUDIT FEES. The Registrant, USAA Mutual Fund, Inc., consists of 17 funds in all. Only 14 funds of the Registrant (excluding the Index Funds) have a fiscal year-end of July 31 and are included within this report (the Funds). The aggregate fees accrued or billed by the Registrant's independent auditor, Ernst & Young LLP, for professional services rendered for the audit of the Registrant's annual financial statements and services provided in connection with statutory and regulatory filings by the Registrant for the Funds for fiscal years ended July 31, 2005 and 2004 were $249,300 and $240,900, respectively.

(b) AUDIT RELATED FEE. The aggregate fees accrued or paid by USAA Transfer Agency Company (dba USAA Shareholder Account Services (SAS)), the Funds' transfer agent for professional services rendered by Ernst & Young LLP for audit related services related to the annual study of internal controls of the transfer agent for fiscal years ended July 31, 2005 and 2004 were $15,500 and $15,000, respectively. All services were preapproved by the Audit Committee.

(c) TAX FEES. The aggregate fees paid or accrued by the Registrant for professional services rendered by Ernst & Young LLP for the tax services are listed below in the table:

                Review of Federal,     Quarterly       Review of US/UK
                State and City       Diversification   tax treaty issue
                Income and tax          Review          and tax issues
                returns and excise       under           related to
                tax calculations      Subchapter M      grantor trust     Total
--------------------------------------------------------------------------------
FYE 7/31/2005     $ 56,100             $ 17,249             $      0    $ 73,349
FYE 7/31/2004     $ 54,200             $ 12,600             $  1,547    $ 68,347
--------------------------------------------------------------------------------
  Total           $110,300             $ 29,849             $  1,547    $141,696
================================================================================

All tax service fees were preapproved by the Audit Committee.

(d) ALL OTHER FEES. No such fees were billed by Ernst & Young LLP for fiscal years ended July 31, 2005 and 2004.

(e)(1) AUDIT COMMITTEE PRE-APPROVAL POLICY. All audit and non-audit services to be performed for the Registrant by Ernst & Young LLP must be pre-approved by the Audit Committee. The Audit Committee Charter also permits the Chair of the Audit Committee to pre-approve any permissible non-audit service that must be commenced prior to a scheduled meeting of the Audit Committee. All non-audit services were pre-approved by the Audit Committee or its Chair, consistent with the Audit Committee's preapproval procedures.

   (2)  Not applicable.

(f)  Not applicable.

(g) The aggregate non-audit fees billed by Ernst & Young LLP for services rendered to the Registrant and the Registrant's investment adviser, IMCO, and transfer agent (SAS) for 2005 and 2004 were $116,349 and $105,347, respectively.

(h) Ernst & Young LLP provided non-audit services to IMCO in 2005 and 2004 that were not required to be pre-approved by the Registrant's Audit Committee because the services were not directly related to the operations of the Registrant's Funds. The Board of Directors/Trustees will consider Ernst & Young LLP's independence and will consider whether the provision of these non-audit services to IMCO is compatible with maintaining Ernst & Young LLP's independence.



ITEM 5.  AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not Applicable.



ITEM 6.  SCHEDULE OF INVESTMENTS.

Filed as part of the report to shareholders.



ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not Applicable.



ITEM 8. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not Applicable.



ITEM 9.  SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

The  Corporate   Governance   Committee  selects  and  nominates  candidates for
membership on the Board as independent directors. Currently, there is no procedure for shareholders to recommend candidates to serve on the Board.



ITEM 10.  CONTROLS AND PROCEDURES

The principal executive officer and principal financial officer of USAA Mutual Fund, Inc. (Fund) have concluded that the Fund's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Fund in this Form N-CSR was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

There were no significant changes or corrective actions with regard to significant deficiencies or material weaknesses in the Fund's internal controls or in other factors that could significantly affect the Fund's internal controls subsequent to the date of their evaluation. The only change to the procedures was to document the annual disclosure controls and procedures established for the new section of the shareholder reports detailing the factors considered by the Funds' Board in approving the Funds' advisory agreements.



ITEM 11.  EXHIBITS.

(a)(1). Code of Ethics pursuant to Item 2 of Form N-CSR is filed hereto exactly as set forth below:



                                 CODE OF ETHICS
                         FOR PRINCIPAL EXECUTIVE OFFICER
                          AND SENIOR FINANCIAL OFFICERS

                             USAA MUTUAL FUND, INC.
                           USAA TAX-EXEMPT FUND, INC.
                              USAA INVESTMENT TRUST
                            USAA STATE TAX-FREE TRUST
                           USAA LIFE INVESTMENT TRUST

I.       PURPOSE OF THE CODE OF ETHICS
         -----------------------------

         USAA Mutual Fund, Inc., USAA Tax-Exempt Fund, Inc., USAA Investment Trust, USAA State Tax-Free Trust and USAA Life Investment Trust (collectively, the Funds, and each a Company) have adopted this code of ethics (the Code) to comply with Section 406 of the Sarbanes-Oxley Act of 2002 (the Act) and implementing regulations of the Securities and Exchange Commission (SEC). The Code applies to each Company's Principal Executive Officer, Principal Financial Officer and Principal Accounting Officer (each a Covered Officer), as detailed in Appendix A.

         The purpose of the Code is to promote:
             - honest and ethical conduct, including the ethical handling of actual or apparent conflicts of interest between the Covered Officers' personal and professional relationships;
             - full, fair, accurate, timely and understandable disclosure in reports and documents that each Company files with, or submits to, the SEC and in other public communications made by each Company;
             - compliance with applicable laws and governmental rules and regulations;
             - prompt internal reporting of violations of the Code to the Chief Legal Officer of each Company, the President of each Company (if the violation concerns the Treasurer), the Chair/CEO of USAA, and if deemed material to the Funds' financial condition or reputation, the Chair of the relevant Funds' Board of Directors/ Trustees; and
             -  accountability for adherence to the Code.

          Each Covered Officer should adhere to a high standard of business ethics and should be sensitive to actual and apparent conflicts of interest.

II.      CONFLICTS OF INTEREST
         ---------------------

         A.       DEFINITION OF A CONFLICT OF INTEREST.
                  ------------------------------------

         A conflict of interest exists when a Covered Officer's private interest influences, or reasonably appears to influence, the Covered Officer's judgment or ability to act in the best interests of the Funds and their shareholders. For example, a conflict of interest could arise if a Covered Officer, or an immediate family member, receives personal benefits as a result of his or her position with the Funds.

         Certain conflicts of interest arise out of relationships between Covered Officers and the Funds and are already subject to conflict of interest provisions in the Investment Company Act of 1940 (the 1940 Act) and the
Investment Advisers Act of 1940 (the Advisers Act). For example, Covered Officers may not individually engage in certain transactions with the Funds because of their status as "affiliated persons" of the Funds. The USAA Funds' and USAA Investment Management Company's (IMCO) compliance programs and procedures are designed to prevent, or identify and correct, violations of these provisions. This Code does not, and is not intended to, repeat or replace these programs and procedures, and such conflicts fall outside of the parameters of this Code.

         Although typically not presenting an opportunity for improper personal benefit, conflicts could arise from, or as a result of, the contractual relationships between the Funds and IMCO of which the Covered Officers are also officers or employees. As a result, this Code recognizes that the Covered Officers will, in the normal course of their duties (whether formally for the Funds or for IMCO, or for both), be involved in establishing policies and implementing decisions that will have different effects on IMCO and the Funds. The participation of Covered Officers in such activities is inherent in the contractual relationship between the Funds and IMCO and is consistent with the performance by the Covered Officers of their duties as officers of the Funds. Thus, if performed in compliance with the provisions of the 1940 Act and the Advisers Act, such activities will be deemed to have been handled ethically. In addition, it is recognized by each Company's Board of Directors/Trustees (each a Board, and collectively the Boards) that the Covered Officers also may be officers or employees of one or more other investment companies covered by this joint USAA Funds' Code.

         B. GENERAL RULE. Covered Officers Should Avoid Actual and Apparent Conflicts of Interest.

         Conflicts of interest, other than the conflicts described in the two preceding paragraphs, are covered by the Code. The following list provides examples of conflicts of interest under the Code, but Covered Officers should keep in mind that these examples are not exhaustive. The overarching principle is that the personal interest of a Covered Officer should not be placed improperly before the interest of the Funds and their shareholders.

         Each Covered Officer must not engage in conduct that constitutes an actual conflict of interest between the Covered Officer's personal interest and the interests of the Funds and their shareholders. Examples of actual conflicts of interest are listed below but are not exclusive. Each Covered Officer must not:

         - use his personal influence or personal relationships improperly to influence investment decisions or financial reporting by the Funds whereby the Covered Officer would benefit personally to the detriment of the Funds and their shareholders;
         - cause the Funds to take action, or fail to take action, for the individual personal benefit of the Covered Officer rather than the benefit of the Funds and their shareholders.
         - accept gifts, gratuities, entertainment or any other benefit from any person or entity that does business or is seeking to do business with the Funds DURING CONTRACT NEGOTIATIONS.
         - accept gifts, gratuities, entertainment or any other benefit with a market value over $100 per person, per year, from or on behalf of any person or entity that does, or seeks to do, business with or on behalf of the Funds.
                o EXCEPTION. Business-related entertainment such as meals, and tickets to sporting or theatrical events, which are infrequent and not lavish are excepted from this prohibition. Such entertainment must be appropriate as to time and place, reasonable and customary in nature, modest in cost and value, incidental to the business, and not so frequent as to raise any question of impropriety (Customary Business Entertainment).

         Certain situations that could present the appearance of a conflict of interest should be discussed with, and approved by, or reported to, an appropriate person. Examples of these include:

         - service as a director on the board or an officer of any public or private company, other than a USAA company or a Company, must be approved by the USAA Funds' and IMCO's Code of Ethics Committee and reported to each affected Company.
         - the receipt of any non-nominal (i.e., valued over $25) gifts from any person or entity with which a Company has current or prospective business dealings must be reported to the Chief Legal Officer. For purposes of this Code, the individual holding the title of Secretary of a Company shall be considered the Chief Legal Officer of a Company.
         - the receipt of any business-related entertainment from any person or entity with which the Funds have current or prospective business dealings must be approved in advance by the Chief Legal Officer unless such entertainment qualifies as Customary Business Entertainment.
         - any ownership interest in, or any consulting or employment relationship with, any of the Company's service providers, other than IMCO or any other USAA company, must be approved by the Chair/ CEO of USAA and reported to each affected Board.
         - any material direct or indirect financial interest in commissions, transaction charges or spreads paid by the Funds for effecting portfolio transactions or for selling or redeeming shares other than an interest arising from the Covered Officer's employment, such as compensation or equity ownership should be approved by the Chair/CEO of USAA and reported to each affected Board.

III.     DISCLOSURE AND COMPLIANCE REQUIREMENTS
         --------------------------------------

         - Each Covered Officer should familiarize himself with the disclosure requirements applicable to the Funds, and the procedures and policies implemented to promote full, fair, accurate, timely and understandable disclosure by each Company.
         - Each Covered Officer should not knowingly misrepresent, or cause others to misrepresent, facts about the Funds to others, whether within or outside the Funds, including to the Funds' Directors/ Trustees and auditors, and to government regulators and self-regulatory organizations.
         - Each Covered Officer should, to the extent appropriate within his area of responsibility, consult with other officers and employees of the Funds and IMCO with the goal of promoting full, fair, accurate, timely and understandable disclosure in the reports and documents filed by a Company with, or submitted to, the SEC, and in other public communications made by the Funds.
         - Each Covered Officer is responsible for promoting compliance with the standards and restrictions imposed by applicable laws, rules and regulations, and promoting compliance with the USAA Funds' and IMCO's operating policies and procedures.
         - A Covered Officer should not retaliate against any person who reports a potential violation of this Code in good faith.
         - A Covered Officer should notify the Chief Legal Officer promptly if he knows of any violation of the Code. Failure to do so itself is a violation of this Code.

IV.      REPORTING AND ACCOUNTABILITY
         ----------------------------

         A. INTERPRETATION OF THE CODE. The Chief Legal Officer of each Company is responsible for applying this Code to specific situations in which questions are presented under it and has the authority to interpret the Code in any particular situation. The Chief Legal Officer should consult, if appropriate, the USAA
                Funds' outside counsel or counsel for the Independent Directors/Trustees. However, any approvals or waivers sought by a Covered Officer will be reported initially to the Chair/CEO of USAA and will be considered by the Board of Directors/Trustees.

         B.     REQUIRED REPORTS
                ----------------

                -      EACH COVERED OFFICER MUST:
                       -------------------------

                       - Upon adoption of the Code, affirm in writing to the Boards that he has received, read and understands the Code.
                       - Annually thereafter affirm to the Chief Legal Officer that he has complied with the requirements of the Code.

                -      THE CHIEF LEGAL OFFICER MUST:
                       ----------------------------

                       - report to the Board about any matter or situation submitted by a Covered Officer for interpretation under the Code, and the advice given by the Chief Legal Officer;
                       - report annually to the Board and the Corporate Governance Committee describing any issues that arose under the Code, or informing the Board and Corporate Governance Committee that no reportable issues occurred during the year.

         C.       INVESTIGATION PROCEDURES
                  ------------------------

         The Funds will follow these procedures in investigating and enforcing this Code:

         - INITIAL COMPLAINT. All complaints or other inquiries concerning potential violations of the Code must be reported to the Chief Legal Officer. The Chief Legal Officer shall be responsible for documenting any complaint. The Chief Legal Officer also will report immediately to the President of the Company (if the complaint involves the Treasurer), the Chairman/CEO of USAA and the Chair of the relevant Funds' Audit Committee (if the complaint involves the President) any material potential violations that could have a material effect on the Funds' financial condition or reputation. For all other complaints, the Chief Legal Officer will report quarterly to the Board.
         - INVESTIGATIONS. The Chief Legal Officer will take all appropriate action to investigate any potential violation unless the Chair/CEO of USAA directs another person to undertake such investigation. The Chief Legal Officer may utilize USAA's Office of Ethics to do a unified investigation under this Code and USAA's Code of Conduct. The Chief Legal Officer may direct the Company's outside counsel or the counsel to the Independent Directors/Trustees (if any) to participate in any investigation under this Code.
         - STATUS REPORTS. The Chief Legal Officer will provide monthly status reports to the Board about any alleged violation of the Code that could have a material effect on the Funds' financial condition or reputation, and quarterly updates regarding all other alleged violations of the Code.
         - VIOLATIONS OF THE CODE. If after investigation, the Chief Legal Officer, or other investigating person, believes that a violation of the Code has occurred, he will report immediately to the Chair/CEO of USAA the nature of the violation, and his recommendation regarding the materiality of the violation. If, in the opinion of the investigating person, the violation could materially affect the Funds' financial condition or reputation, the Chief Legal Officer also will notify the Chair of the relevant Funds' Audit Committee. The Chief Legal Officer will inform, and make a recommendation to, the Board, which will consider what further action is appropriate. Appropriate action could include: (1) review of, and modifications to, the Code or other applicable policies or procedures; (2) notifications to appropriate personnel of IMCO or USAA; (3) dismissal of the Covered Officer; and/or (4) other disciplinary actions including reprimands or fines.
                  o        The  Boards  of  Directors/Trustees  understand  that
                           Covered Officers also are subject to USAA's Code of Business Conduct. If a violation of this Code also violates USAA's Code of Business Conduct, these procedures do not limit or restrict USAA's ability to discipline such Covered Officer under USAA's Code of Business Conduct. In that event, the Chairman of the Board of Directors/Trustees will report to the Boards the action taken by USAA with respect to a Covered
                           Officer.

V.       OTHER POLICIES AND PROCEDURES
         -----------------------------

         This Code shall be the sole code of ethics adopted by the Funds for purposes of Section 406 of the Act and the implementing regulations adopted by the SEC applicable to registered investment companies. If other policies and procedures of a Company, IMCO, or other service providers govern or purport to govern the behavior or activities of Covered Officers, they are superseded by this Code to the extent that they overlap, conflict with, or are more lenient than the provisions of this Code. The USAA Funds' and IMCO's Joint Code of Ethics under Rule 17j-1 under the 1940 Act, and IMCO's more detailed compliance policies and procedures (including its Insider Trading Policy) are separate requirements applying to Covered Officers and other IMCO employees, and are not part of this Code. Also, USAA's Code of Conduct imposes separate requirements on Covered Officers and all employees of USAA, and also is not part of this Code.

VI.      AMENDMENTS
         ----------

         Any amendment to this Code, other than amendments to Appendix A, must be approved or ratified by majority vote of the Boards of Directors/Trustees.

VII.     CONFIDENTIALITY AND DOCUMENT RETENTION
         --------------------------------------

         The Chief Legal Officer shall retain material investigation documents and reports required to be prepared under the Code for six years from the date of the resolution of any such complaint. All reports and records prepared or maintained pursuant to this Code will be considered confidential and shall be maintained and protected accordingly. Except as otherwise required by law or this Code, such matters shall not be disclosed to anyone other than the appropriate Board of Directors/Trustees and counsel for the Independent Directors/Trustees (if any), the appropriate Company and its counsel, IMCO, and other personnel of USAA as determined by the affected Company's Chief Legal Officer or the Chairman of the Board of Directors/Trustees.


Approved and adopted by IMCO's Code of Ethics Committee: June 12, 2003 Approved and adopted by the Boards of Directors/Trustees of USAA Mutual Fund, Inc., USAA Tax-Exempt Fund, Inc., USAA Investment Trust & USAA State Tax-Free
Trust: June 25, 2003.

Approved and adopted by the Board of Trustees of USAA Life Investment Trust:
August 20, 2003.

Approved and adopted as amended by IMCO's Code of Ethics Committee: August 15, 2005.
Approved and adopted as amended by the Boards of Directors/Trustees of USAA Mutual Fund, Inc., USAA Tax-Exempt Fund, Inc., USAA Investment Trust & USAA State Tax-Free Trust: September 14, 2005.




                                   APPENDIX A
                                COVERED OFFICERS
                                ----------------

TITLE             COMPANY
-----             -------

PRESIDENT         USAA Mutual Fund, Inc.
                  USAA Tax-Exempt Fund, Inc.
                  USAA Investment Trust
                  USAA State Tax-Free Trust
                  USAA Life Investment Trust

TREASURER         USAA Mutual Fund, Inc.
                  USAA Tax-Exempt Fund, Inc.
                  USAA Investment Trust
                  USAA State Tax-Free Trust
                  USAA Life Investment Trust

(a)(2). Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

(a)(3). Not Applicable.

(b). Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b))is filed and attached hereto as Exhibit 99.906CERT.



                                   SIGNATURES


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:  USAA MUTUAL FUND, INC. (except the Index Funds)

By:*     /s/ EILEEN M. SMILEY
         -----------------------------------------------------------
         Signature and Title:  Eileen M. Smiley, Assistant Secretary

Date:    09-21-2005
         ------------------------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:*     /s/ CHRISTOPHER W. CLAUS
         ----------------------------------------------------
         Signature and Title:  Christopher W. Claus/President

Date:    09-26-2005
         ------------------------------


By:*     /s/ DEBRA K. DUNN
         ---------------------------------------------
         Signature and Title:  Debra K. Dunn/Treasurer

Date:    09-26-2005
         ------------------------------


*Print the name and title of each signing officer under his or her signature.